Nuveen Quality Municipal Income Fund
Portfolio of Investments July 31, 2022
(Unaudited)
NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 163.9%  (99.4% of Total Investments)
X
5,286,534,160 MUNICIPAL BONDS - 163.9% (99.4% of Total Investments)
X 5,286,534,160
Alabama - 1.4% (0.9% of Total Investments)
Alabama State Port Authority, Docks Facilities Revenue
Bonds, Refunding Series 2017A:
$ 5,000 5.000%, 10/01/33 - AGM Insured, (AMT) 10/27 at 100.00 BBB+ $ 5,466,300
5,455 5.000%, 10/01/34 - AGM Insured, (AMT) 10/27 at 100.00 BBB+ 5,949,441
5,550 5.000%, 10/01/35 - AGM Insured, (AMT) 10/27 at 100.00 BBB+ 6,040,342
4,535 Gardendale, Alabama, General Obligation Warrants, Series 2021B,
4.000%, 5/01/51
5/31 at 100.00 AA- 4,569,738
17,500 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series
2016A, 5.000%, 9/01/46
No Opt. Call A2 19,576,375
4,165 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R 3,957,500
42,205 Total Alabama 45,559,696
Alaska - 0.2% (0.2% of Total Investments)
Alaska Industrial Development and Export Authority,
Power Revenue Bonds, Snettisham Hydroelectric Project,
Refunding Series 2015:
1,580 5.000%, 1/01/24, (AMT) No Opt. Call Baa2 1,630,560
3,400 5.000%, 1/01/25, (AMT) No Opt. Call Baa2 3,578,024
1,000 5.000%, 1/01/28, (AMT) 7/25 at 100.00 Baa2 1,046,760
1,075 5.000%, 1/01/29, (AMT) 7/25 at 100.00 Baa2 1,120,817
300 5.000%, 1/01/31, (AMT) 7/25 at 100.00 Baa2 311,160
395 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50
6/31 at 100.00 BBB+ 375,238
7,750 Total Alaska 8,062,559
Arizona - 2.7% (1.6% of Total Investments)
2,500 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39
12/24 at 100.00 A2 2,602,675
2,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/48
1/28 at 100.00 AA- 2,111,740
11,795 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36
1/27 at 100.00 AA- 11,980,535
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A:
5,000 4.000%, 7/01/44 7/29 at 100.00 A 5,030,350
2,500 4.000%, 7/01/49 7/29 at 100.00 A 2,504,575
3,165 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A 3,416,080
12,935 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 A+ 13,741,239
6,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2018, 5.000%, 7/01/48, (AMT)
7/28 at 100.00 A+ 6,438,300
7,000 Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B, 5.500%, 7/01/39 - FGIC Insured
No Opt. Call AA 8,903,790

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,000 Pinal County Electrical District 4, Arizona, Electric System Revenue Bonds,
Refunding  Series 2015, 4.000%, 12/01/38 - AGM Insured
12/25 at 100.00 AA $ 1,019,990
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
500 5.500%, 12/01/29 No Opt. Call BBB+ 566,900
24,765 5.000%, 12/01/37 No Opt. Call BBB+ 27,464,137
1,100 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/34 - BAM
Insured
6/24 at 100.00 A2 1,154,934
80,260 Total Arizona 86,935,245
Arkansas - 0.2% (0.1% of Total Investments)
4,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 B- 3,907,920
2,055 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 4.875%, 12/01/43
12/23 at 100.00 A1 2,062,912
6,055 Total Arkansas 5,970,832
California - 12.4% (7.5% of Total Investments)
2,665 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.000%, 10/01/52 -
AGM Insured
10/32 at 100.00 N/R 2,911,699
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series 1997C:
2,945 0.000%, 9/01/27 - AGM Insured No Opt. Call A2 2,574,843
7,150 0.000%, 9/01/28 - AGM Insured No Opt. Call A2 6,016,439
2,455 0.000%, 9/01/32 - AGM Insured No Opt. Call A2 1,751,569
105 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA (4) 70,486
95 0.000%, 9/01/35 - AGM Insured No Opt. Call AA 58,885
Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2013S-4:
10,000 5.000%, 4/01/38, (Pre-refunded 4/01/23) 4/23 at 100.00 A1 (4) 10,230,800
3,500 5.250%, 4/01/53, (Pre-refunded 4/01/23) 4/23 at 100.00 A1 (4) 3,586,520
1,055 Brisbane School District, San Mateo County, California, General Obligation
Bonds, Election 2003 Series 2005, 0.000%, 7/01/35 - AGM Insured
No Opt. Call A2 669,345
Byron Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2007B:
60 0.000%, 8/01/32, (ETM) No Opt. Call A2 (4) 45,747
1,405 0.000%, 8/01/32 - SYNCORA GTY Insured No Opt. Call A+ 1,002,861
235 0.000%, 8/01/32 - SYNCORA GTY Insured, (ETM) No Opt. Call N/R (4) 180,955
Calexico Unified School District, Imperial County,
California, General Obligation Bonds, Series 2005B:
3,685 0.000%, 8/01/31 - FGIC Insured No Opt. Call A 2,777,274
4,505 0.000%, 8/01/33 - FGIC Insured No Opt. Call A 3,121,199
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
2,855 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R (4) 3,224,951
14,975 5.000%, 11/15/46 11/26 at 100.00 A 15,915,580
11,690 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A 12,572,010
2,275 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 4.000%, 11/15/42
11/27 at 100.00 A 2,291,016

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 710 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/37, (Pre-refunded
7/01/23)
7/23 at 100.00 AA- (4) $ 732,251
California Health Facilities Financing Authority, Revenue
Bonds, Stanford Hospitals and Clinics, Tender Option Bond
Trust 2016-XG0049:
825 8.016%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (5) 8/22 at 100.00 AA- (4) 827,219
790 8.016%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (5) 8/22 at 100.00 AA- (4) 792,125
2,140 8.020%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) (5) 8/22 at 100.00 AA- (4) 2,145,757
3,250 California Municipal Finance Authority, Revenue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/42
2/27 at 100.00 A- 3,431,772
5,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 BBB- 5,215,750
815 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 A+ 842,025
500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 BB- 510,965
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
6,000 5.000%, 12/01/46, 144A 6/26 at 100.00 BB- 6,024,240
3,070 5.250%, 12/01/56, 144A 6/26 at 100.00 BB- 3,103,893
5,480 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB- 5,622,754
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A:
92 5.750%, 7/01/30 (6),(7) 9/22 at 100.00 N/R 92,108
253 5.500%, 7/01/39 (6),(7) 9/22 at 100.00 N/R 252,252
4,890 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2006B, 0.000%, 8/01/26 - NPFG Insured
No Opt. Call Baa2 4,468,286
1,000 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Series 2005A, 0.000%, 8/01/30 - FGIC
Insured
No Opt. Call A- 775,280
4,000 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Series 2014C, 5.000%,
6/01/44
6/24 at 100.00 Aa1 4,209,360
3,010 El Camino Community College District, California, General Obligation
Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/25
No Opt. Call AA+ 2,819,226
3,500 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 -
AGM Insured
No Opt. Call BBB 2,344,265
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
1,480 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2 (4) 1,568,800
6,480 6.000%, 1/15/49, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2 (4) 6,889,082
9,930 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 A+ (4) 10,844,851

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Series 2005A:
$ 1,455 0.000%, 6/01/24 - AMBAC Insured, (ETM) No Opt. Call A+ (4) $ 1,409,837
3,500 0.000%, 6/01/26 - AGM Insured, (ETM) No Opt. Call Aa3 (4) 3,255,595
59,280 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 7,573,020
1,260 Huntington Beach Union High School District, Orange County, California,
Certificates of Participation, Capital Project, Series 2007, 0.000%,
9/01/35 - AGM Insured
No Opt. Call A1 797,215
5,240 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2005, 0.000%, 8/01/30 - AGM Insured
No Opt. Call AA 4,156,316
2,500 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2007, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call AA- 1,825,300
5,000 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/24 - AGM Insured
No Opt. Call AA 4,779,200
1,045 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2001B, 0.000%, 8/01/31 - NPFG Insured
No Opt. Call A- 785,495
2,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Series 2022C,
5.000%, 5/15/45, (AMT)
5/32 at 100.00 N/R 2,207,940
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2016B:
2,000 5.000%, 5/15/41, (AMT) 5/26 at 100.00 A+ 2,110,180
7,140 5.000%, 5/15/46, (AMT) 5/26 at 100.00 A+ 7,492,787
4,615 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018A, 5.000%,
5/15/44, (AMT)
5/28 at 100.00 A+ 4,964,863
12,875 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 5.000%,
5/15/45, (AMT)
5/32 at 100.00 N/R 14,213,614
2,665 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43
1/24 at 100.00 AA- 2,770,667
250 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31
8/22 at 100.00 A 250,868
6,215 Martinez Unified School District, Contra Costa County, California, General
Obligation Bonds, Series 2011, 5.875%, 8/01/31, (Pre-refunded 8/01/24)
8/24 at 100.00 AA (4) 6,737,681
5,955 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43 (8)
8/35 at 100.00 AA 5,610,861
2,700 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 7.000%, 11/01/34
No Opt. Call BBB+ 3,429,837
2,200 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call BBB+ 2,786,234
5,875 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding Series
1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call Baa2 6,215,868
4,930 Patterson Joint Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election Series 2009B, 0.000%,
8/01/42 - AGM Insured
No Opt. Call A2 2,281,505

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 13,145 Perris, California, GNMA Mortgage-Backed Securities Program Single
Family Mortgage Revenue Bonds, Series 1988B, 8.200%, 9/01/23, (ETM)
No Opt. Call AA+ (4) $ 14,009,547
6,000 Placentia-Yorba Linda Unified School District, Orange County, California,
Certificates of Participation, Series 2006, 0.000%, 10/01/34 - FGIC
Insured, (ETM)
No Opt. Call A1 (4) 4,244,100
1,970 Pomona, California, GNMA/FNMA Collateralized Securities Program
Single Family Mortgage Revenue Bonds, Series 1990A, 7.600%,
5/01/23, (ETM)
No Opt. Call AA+ (4) 2,029,553
2,000 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/41
No Opt. Call AA- 986,660
5,000 Rialto Unified School District, San Bernardino County, California, General
Obligation Bonds, Series 2011A, 0.000%, 8/01/41 - AGM Insured (8)
8/36 at 100.00 Aa3 5,927,550
5,000 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%,
6/01/25 - NPFG Insured
No Opt. Call A1 4,704,450
4,615 Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/38
No Opt. Call A 2,510,652
625 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/46
6/31 at 100.00 N/R 623,925
330 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/48, (Pre-refunded
6/01/23)
6/23 at 100.00 BBB+ (4) 341,751
10,990 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 N/R 11,848,759
2,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2022A, 5.000%, 5/01/52,
(AMT)
5/32 at 100.00 N/R 2,177,160
14,900 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46,
(AMT)
5/26 at 100.00 A 15,629,057
10,175 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/48,
(AMT)
5/28 at 100.00 A 10,899,155
23,310 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%, 5/01/49,
(AMT)
5/29 at 100.00 A 25,119,322
2,000 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District  6 Mission
Bay South Public Improvements, Series 2013C, 0.000%, 8/01/43
8/22 at 29.44 N/R 587,800
2,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 BBB- 2,074,440
San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2014A:
15,350 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 BBB (4) 16,572,321
25,840 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 BBB (4) 27,897,639
San Jose, California, Airport Revenue Bonds, Refunding
Series 2017A:
5,000 5.000%, 3/01/41, (AMT) 3/27 at 100.00 A- 5,329,050
5,000 5.000%, 3/01/47, (AMT) 3/27 at 100.00 A- 5,292,200

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 14,985 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/40 - AGM
Insured
No Opt. Call AA $ 7,140,802
6,660 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/43
8/25 at 38.93 A3 2,346,718
2,460 Santee School District, San Diego County, California, General Obligation
Bonds, Capital Appreciation, Election 2006, Series 2008D, 0.000%,
8/01/33 - AGC Insured
No Opt. Call AA 1,704,362
5,000 Solano Community College District, Solano and Yolo Counties, California,
General Obligation Bonds, Election 2012 Series 2013A, 5.000%,
8/01/43, (Pre-refunded 8/01/23)
8/23 at 100.00 AA (4) 5,175,450
1,145 Southern Kern Unified School District, Kern County, California, General
Obligation Bonds, Series 2006C, 0.000%, 11/01/30 - AGM Insured
No Opt. Call A2 886,402
1,175 Southern Kern Unified School District, Kern County, California, General
Obligation Bonds, Series 2010B, 0.000%, 11/01/35 - AGM Insured
No Opt. Call A2 732,871
2,410 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC
Insured
No Opt. Call A+ 2,189,148
3,750 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2011B, 0.000%, 8/01/36 - AGM Insured (8)
8/31 at 100.00 AA 3,924,600
466,405 Total California 401,074,767
Colorado - 12.2% (7.4% of Total Investments)
4,350 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R 3,665,266
3,000 Anthem West Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 A1 3,257,430
4,195 Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley,
Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34
12/26 at 100.00 AA+ 4,435,206
4,000 Centennial Water and Sanitation District, Douglas County, Colorado,
Water and Wastewater Revenue Bonds, Series 2019, 5.000%, 12/01/43
12/28 at 100.00 AA+ 4,465,760
1,775 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A
12/22 at 103.00 N/R 1,811,689
1,500 Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue
Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 AA 1,517,820
2,945 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+ 3,042,244
1,715 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016,
3.625%, 8/01/46
8/26 at 100.00 A+ 1,540,156
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A,
5.000%, 1/15/44
1/24 at 100.00 A+ 507,975
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014,
5.000%, 8/15/30
8/24 at 100.00 A+ 1,045,630
3,915 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Weld County School District 6 - Frontier Academy,
Refunding & Improvement Series 2016, 3.250%, 6/01/46
6/26 at 100.00 A+ 3,443,908
1,250 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University Corporation for Atmospheric Research Project, Refunding
Series 2012A, 4.500%, 9/01/22
No Opt. Call A+ 1,252,912

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 545 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University Corporation for Atmospheric Research Project, Refunding
Series 2017, 3.625%, 9/01/31
9/27 at 100.00 A2 $ 558,739
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, University of Denver, Series 2017A:
1,200 4.000%, 3/01/36 3/27 at 100.00 A1 1,244,700
1,600 4.000%, 3/01/37 3/27 at 100.00 A1 1,652,928
2,460 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43
11/29 at 100.00 AA 2,495,916
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, AdventHealth Obligated Group, Series 2021A:
17,905 4.000%, 11/15/46 11/31 at 100.00 AA 18,041,078
2,840 4.000%, 11/15/50 11/31 at 100.00 AA 2,819,382
1,930 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016A, 4.000%,
11/15/41
5/26 at 100.00 AA 1,949,898
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Catholic Health Initiatives, Series 2013A:
3,020 5.250%, 1/01/40, (Pre-refunded 1/01/23) 1/23 at 100.00 BBB+ (4) 3,063,941
4,890 5.250%, 1/01/45, (Pre-refunded 1/01/23) 1/23 at 100.00 BBB+ (4) 4,961,149
4,600 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
1/24 at 102.00 N/R 4,616,928
15,395 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 BBB+ 14,951,316
270 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R (4) 278,972
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Evangelical Lutheran Good Samaritan Society
Project, Series 2013A:
2,670 5.000%, 6/01/28, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R (4) 2,899,754
6,425 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R (4) 6,977,871
1,390 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 BB+ 1,409,821
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/52 (WI/DD,
Settling 8/01/22)
5/32 at 100.00 N/R 5,578,000
3,785 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 Baa1 3,505,894
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Sanford Health, Series 2019A:
1,000 5.000%, 11/01/44 11/29 at 100.00 A+ 1,087,320
3,950 5.000%, 11/01/49 11/29 at 100.00 A+ 4,271,214
3,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/37
1/30 at 100.00 AA- 3,383,193
4,620 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019B, 4.000%, 1/01/40
1/30 at 100.00 AA- 4,714,664
1,100 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 BBB 1,118,436

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Refunding Series 2017C:
$ 1,660 5.000%, 3/01/43 3/28 at 100.00 AA $ 1,836,740
1,115 5.000%, 3/01/43, (Pre-refunded 3/01/28) 3/28 at 100.00 N/R (4) 1,288,996
2,360 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 AA 2,400,191
3,420 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/45
3/30 at 100.00 AA- 3,474,686
4,005 Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%,
12/15/39
12/30 at 100.00 AA- 4,087,743
3,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2014, 5.000%, 8/01/44, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 A1 (4) 3,191,100
7,250 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2016, 5.000%, 8/01/46, (Pre-refunded 8/01/26)
8/26 at 100.00 A1 (4) 8,114,418
2,000 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2012B, 5.000%, 11/15/32, (Pre-refunded 11/15/22)
11/22 at 100.00 A+ (4) 2,020,380
3,400 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.250%, 11/15/53
11/32 at 100.00 N/R 3,879,094
1,100 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.250%, 11/15/43, (AMT)
11/23 at 100.00 A 1,127,181
4,515 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A 4,632,571
Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A:
24,765 5.000%, 12/01/43, (AMT) 12/28 at 100.00 A 26,844,765
26,130 5.000%, 12/01/48, (AMT) 12/28 at 100.00 A 28,158,210
1,820 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Refunding & Improvement Series 2016A, 4.000%, 8/01/46
8/26 at 100.00 AA- 1,831,284
11,000 Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series
2021A, 4.000%, 8/01/51
8/31 at 100.00 AA- 11,053,460
2,005 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B 2,021,601
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
2,955 5.000%, 12/01/28 12/26 at 100.00 BBB- 3,170,686
2,000 5.000%, 12/01/29 12/26 at 100.00 BBB- 2,136,040
2,400 5.000%, 12/01/36 12/26 at 100.00 BBB- 2,492,256
1,605 5.000%, 12/01/40 12/26 at 100.00 BBB- 1,654,546
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A:
385 0.000%, 9/01/35 No Opt. Call A 232,590
150 0.000%, 9/01/37 No Opt. Call A 82,315
75 0.000%, 9/01/38 No Opt. Call A 39,101
20 0.000%, 9/01/39 No Opt. Call A 9,906
110 0.000%, 9/01/41 No Opt. Call A 48,992
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 1997B:
1,520 0.000%, 9/01/23 - NPFG Insured No Opt. Call A 1,484,736
18,380 0.000%, 9/01/25 - NPFG Insured No Opt. Call A 17,004,073

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B:
$ 1,045 0.000%, 9/01/29 - NPFG Insured No Opt. Call A $ 837,641
2,175 0.000%, 9/01/30 - NPFG Insured No Opt. Call A 1,671,531
25,050 0.000%, 9/01/31 - NPFG Insured No Opt. Call A 18,422,020
23,305 0.000%, 9/01/32 - NPFG Insured No Opt. Call A 16,382,017
100 0.000%, 9/01/33 - NPFG Insured No Opt. Call A 66,982
12,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2006A, 0.000%, 9/01/38 - NPFG Insured
9/26 at 54.77 A 5,828,750
E-470 Public Highway Authority, Colorado, Toll Revenue
Bonds, Series 2004A:
385 0.000%, 9/01/28 - NPFG Insured No Opt. Call A 321,063
60,000 0.000%, 3/01/36 - NPFG Insured No Opt. Call A 35,623,800
1,250 Eagle River Water and Sanitation District, Eagle County, Colorado,
Enterprise Wastewater Revenue Bonds, Improvement Series 2020A,
4.000%, 12/01/45 - AGM Insured
12/29 at 100.00 AA 1,272,063
8,000 Ebert Metropolitan District, Denver Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 - BAM
Insured
12/28 at 100.00 A1 8,757,440
2,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020,
4.000%, 12/01/45 - BAM Insured
12/30 at 100.00 AA 2,035,240
Flying Horse Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2020A:
695 4.000%, 12/01/44 - AGM Insured 12/30 at 100.00 A2 708,796
3,935 4.000%, 12/01/50 - AGM Insured 12/30 at 100.00 A2 3,947,670
2,545 Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B, 6.000%, 12/01/52
9/27 at 103.00 N/R 2,582,233
2,000 Goldsmith Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2021, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 N/R 2,018,160
1,860 Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 4.000%, 12/01/40, (Pre-refunded 12/01/25)
12/25 at 100.00 Aa2 (4) 1,983,746
1,500 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Senior Series 2021A, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 N/R 1,513,620
Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding Series
2021:
5,000 4.000%, 7/01/46 7/31 at 100.00 AA+ 5,044,350
7,750 4.000%, 7/01/51 7/31 at 100.00 AA+ 7,798,903
Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016:
1,565 5.000%, 12/01/36 12/26 at 100.00 Baa3 1,641,654
2,100 5.000%, 12/01/46 12/26 at 100.00 Baa3 2,170,728
6,705 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 A 7,175,691
2,395 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/36 - AGM
Insured
12/29 at 100.00 A 2,555,968
500 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51,
144A
3/26 at 103.00 N/R 468,590

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 700 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call A- $ 896,973
750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/36 - AGM Insured
12/26 at 100.00 AA 826,628
Traditions Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2016:
1,050 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 A3 1,168,230
1,000 4.125%, 12/01/37 - BAM Insured 12/26 at 100.00 A3 1,051,260
500 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 N/R 495,075
2,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld County,
Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%,
12/01/36 - BAM Insured
12/26 at 100.00 A2 2,088,260
429,545 Total Colorado 393,239,853
Connecticut - 1.2% (0.7% of Total Investments)
2,135 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 N/R 2,076,010
850 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A
1/26 at 102.00 BB+ 868,139
Connecticut Municipal Electric Energy Cooperative, Power
Supply System Revenue Bonds, Tender Option Bond Trust
2016-XG0059:
1,295 14.080%, 1/01/32, 144A, (IF) (5) 1/23 at 100.00 Aa3 1,352,653
190 13.874%, 1/01/38, 144A, (IF) (5) 1/23 at 100.00 Aa3 198,814
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A:
14,775 5.000%, 1/01/34 1/28 at 100.00 AA- 16,524,508
6,410 5.000%, 1/01/37 1/28 at 100.00 AA- 7,090,293
6,000 5.000%, 1/01/38 1/28 at 100.00 AA- 6,623,160
4,000 University of Connecticut, General Obligation Bonds, Series 2020A,
5.000%, 2/15/39
2/30 at 100.00 A+ 4,519,840
35,655 Total Connecticut 39,253,417
Delaware - 0.3% (0.2% of Total Investments)
800 Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 BBB 837,640
7,255 Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series
2015, 5.000%, 6/01/55
6/25 at 100.00 AA- 7,600,556
8,055 Total Delaware 8,438,196
District of Columbia - 1.6% (1.0% of Total Investments)
570 District of Columbia Housing Finance Agency, GNMA Collateralized
Single Family Mortgage Revenue Bonds, Series 1988E-4, 6.375%,
6/01/26, (AMT)
8/22 at 100.00 AA+ 571,750
775 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A- 808,232
34,000 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
8/22 at 23.12 N/R 7,825,100
10,265 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Series 1998, 5.500%, 10/01/23 - AGM Insured, (UB)
No Opt. Call Aa1 10,540,923

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Virginia,
District of Columbia, Dulles Toll Road Revenue Bonds,
Dulles Metrorail & Capital improvement Projects, Refunding
& Subordinate Lien Series 2019B:
$ 2,000 4.000%, 10/01/44 10/29 at 100.00 Baa2 $ 1,945,800
4,750 5.000%, 10/01/47 10/29 at 100.00 Baa2 5,002,605
6,000 4.000%, 10/01/49 10/29 at 100.00 Baa2 5,723,040
1,810 4.000%, 10/01/53 - AGM Insured 10/29 at 100.00 A2 1,801,041
2,000 Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B, 0.000%,
10/01/36 - AGC Insured
No Opt. Call A3 1,170,920
5,000 Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, 6.500%,
10/01/41, (Pre-refunded 10/01/26) - AGC Insured
10/26 at 100.00 A3 (4) 5,941,350
4,500 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2013A, 5.000%, 10/01/30, (AMT)
10/23 at 100.00 A+ 4,623,795
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Refunding Crossover Series 2017A-2, 5.000%,
7/01/33
7/27 at 100.00 AA- 1,112,030
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
1,500 5.000%, 7/01/29 7/27 at 100.00 AA- 1,692,810
3,000 5.000%, 7/01/42 7/27 at 100.00 AA- 3,264,930
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/38
7/27 at 100.00 AA- 1,094,460
78,170 Total District of Columbia 53,118,786
Florida - 8.9% (5.4% of Total Investments)
1,480 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A, 5.000%, 11/15/37
11/23 at 100.00 BBB 1,501,623
Bay County, Florida, Educational Facilities Revenue
Refunding Bonds, Bay Haven Charter Academy, Inc. Project,
Series 2013A:
450 5.000%, 9/01/45 9/23 at 100.00 BBB 454,828
2,260 5.000%, 9/01/48 9/23 at 100.00 BBB 2,282,962
7,500 Broward County, Florida, Airport System Revenue Bonds, Series 2015A,
5.000%, 10/01/45, (AMT)
10/25 at 100.00 A 7,819,650
175 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/40, 144A
9/27 at 100.00 N/R 176,482
18,500 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 18,524,420
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
12,000 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/22 at 103.00 N/R 11,764,080
15,985 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/22 at 103.00 N/R 15,432,718
2,870 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
8/22 at 102.50 N/R 2,851,919

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Greater Orlando Aviation Authority, Florida, Orlando
Airport Facilities Revenue Bonds, Priority Subordinated
Series 2017A:
$ 31,985 5.000%, 10/01/47, (AMT) 10/27 at 100.00 A $ 34,070,422
9,065 5.000%, 10/01/52, (AMT) 10/27 at 100.00 A 9,627,846
3,890 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Series 2016A, 5.000%, 10/01/40, (AMT)
10/26 at 100.00 A+ 4,129,352
6,020 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44, (Pre-
refunded 10/01/24), (AMT)
10/24 at 100.00 A (4) 6,353,990
5,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/48, (AMT)
10/28 at 100.00 A+ 5,378,950
2,290 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40,
(Pre-refunded 10/01/24)
10/24 at 100.00 A (4) 2,449,659
10,305 Hillsborough County Aviation Authority, Florida, Tampa International
Airport Customer Facility Charge Revenue Bonds, Series 2015A,
5.000%, 10/01/44
10/24 at 100.00 BBB+ 10,637,233
10,000 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 4.000%, 8/01/55
2/31 at 100.00 Baa1 9,293,800
5,000 Hillsborough County Port District, Florida, Revenue Bonds, Tampa Port
Authority Project, Series 2018B, 5.000%, 6/01/46, (AMT)
6/28 at 100.00 A 5,340,250
5,075 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/35, (Pre-refunded 11/15/24)
11/24 at 100.00 A2 (4) 5,447,657
9,820 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%,
2/01/44 - AGM Insured
2/24 at 100.00 A1 10,212,800
2,000 Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds,
Miami Jewish Health System Inc. Project, Series 2017, 5.125%, 7/01/46
7/27 at 100.00 BB+ 1,831,260
2,930 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2012A, 5.000%, 4/01/42
4/23 at 100.00 A- 2,957,483
8,070 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45
4/25 at 100.00 A- 8,337,117
12,545 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 A- 13,312,754
2,560 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A,
4.000%, 8/01/51
8/31 at 100.00 N/R 2,480,845
1,500 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%,
8/01/42
8/27 at 100.00 A 1,594,515
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International
Airport, Refunding Series 2012A, 5.000%, 10/01/29, (Pre-refunded
10/01/22), (AMT)
10/22 at 100.00 A- (4) 1,005,800
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International
Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 A- 1,046,930
5,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/35, (AMT)
10/24 at 100.00 A- 5,193,650
6,025 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38, (AMT)
10/25 at 100.00 A- 6,298,354
2,865 Miami-Dade County, Florida, Special Obligation Bonds, Refunding
Subordinate Series 2012B, 5.000%, 10/01/37, (Pre-refunded 10/01/22)
10/22 at 100.00 A2 (4) 2,882,075

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 12,370 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2013A, 5.000%, 10/01/42, (Pre-refunded 10/01/22)
10/22 at 100.00 A+ (4) $ 12,443,725
6,035 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B, 4.000%, 10/01/49
10/29 at 100.00 A+ 6,051,415
3,500 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 4.000%, 10/01/46
4/31 at 100.00 N/R 3,503,290
7,000 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 N/R 6,857,620
2,360 Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Series 2019A-1, 5.000%, 10/01/44
10/29 at 100.00 BBB- 2,489,068
2,000 Palm Beach County Health Facilities Authority, Florida, Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc
Obligated Group, Series 2016, 5.000%, 11/15/32
11/26 at 100.00 A- 2,126,520
4,635 Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery Zone
Facility Bond Series 2014B, 5.000%, 9/01/43
9/24 at 100.00 AA- 4,902,579
10,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A- 11,113,686
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017:
5,770 5.000%, 8/15/42 8/27 at 100.00 A1 6,136,107
6,040 5.000%, 8/15/47 8/27 at 100.00 A1 6,385,186
705 Southeast Overtown/Park West Community Redevelopment Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%,
3/01/30, 144A
3/24 at 100.00 BBB+ 727,560
1,500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A,
5.250%, 7/01/44
1/24 at 100.00 A- 1,537,545
700 Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer
Center Project, Refunding & Capital Improvement Series 2012A,
5.000%, 9/01/29
9/22 at 100.00 A+ 702,037
2,405 Tampa, Florida, Health System Revenue Bonds, Baycare Health System,
Series 2016A, 4.000%, 11/15/46
5/26 at 100.00 Aa2 2,393,408
1,000 Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and
Research Institute, Series 2020B, 5.000%, 7/01/40
7/30 at 100.00 A- 1,097,710
180 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (8)
8/22 at 100.00 N/R 144,403
195 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)
8/22 at 100.00 N/R 2
750 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Embry-Riddle Aeronautical University, Series 2020A, 4.000%, 10/15/38
10/29 at 100.00 A2 755,483
6,510 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45
6/25 at 100.00 A- 6,690,653
278,915 Total Florida 286,749,421
Georgia - 2.0% (1.2% of Total Investments)
1,820 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40
7/25 at 100.00 A 1,927,580
5,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2015, 5.000%, 11/01/32
5/25 at 100.00 AA- 5,360,050

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 3,575 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 A1 $ 3,535,532
795 Dalton Development Authority, Georgia, Revenue Certificates, Hamilton
Health Care System Inc., Series 1996, 5.500%, 8/15/26 - NPFG Insured
No Opt. Call Baa2 839,918
2,000 Fulton County Development Authority, Georgia, Hospital Revenue Bonds,
Wellstar Health System, Inc Project, Series 2017A, 5.000%, 4/01/47
4/27 at 100.00 A 2,116,140
3,180 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/63
7/28 at 100.00 BBB+ 3,354,773
3,500 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/46 7/31 at 100.00 N/R 3,552,150
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A:
1,460 5.000%, 5/15/43 5/29 at 100.00 A3 1,537,219
5,000 5.000%, 5/15/49 No Opt. Call A3 5,510,600
3,265 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue
Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/41
7/26 at 100.00 AA- 3,549,120
10,260 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 Baa1 10,517,013
10,030 Paulding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System Inc., Series 2022A, 5.000%, 4/01/43
4/32 at 100.00 N/R 11,082,448
5,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA 5,460,750
1,985 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2021, 4.000%, 10/01/50
10/31 at 100.00 Baa1 1,921,917
5,370 Rockdale County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 A1 5,379,934
62,240 Total Georgia 65,645,144
Guam - 0.8% (0.5% of Total Investments)
2,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/34
11/25 at 100.00 BB 2,111,900
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
60 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 62,227
65 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 (4) 68,435
Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A:
1,820 5.250%, 6/01/32 8/22 at 100.00 N/R 1,814,558
2,915 5.625%, 6/01/47 8/22 at 100.00 N/R 2,859,499
1,300 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 Baa2 1,340,274
3,250 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 Baa2 (4) 3,361,702
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
245 5.000%, 7/01/27 7/26 at 100.00 Baa2 265,090
1,240 5.000%, 1/01/46 7/26 at 100.00 Baa2 1,299,074
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 Baa2 1,067,020

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Guam (continued)
Guam Government, Limited Obligation Section 30
Revenue Bonds, Series 2016A:
$ 1,000 5.000%, 12/01/23 No Opt. Call BB $ 1,037,340
2,000 5.000%, 12/01/33 12/26 at 100.00 BB 2,145,800
2,260 5.000%, 12/01/34 12/26 at 100.00 BB 2,420,076
1,175 5.000%, 12/01/46 12/26 at 100.00 BB 1,238,861
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
510 5.000%, 7/01/32, (AMT) 7/28 at 100.00 Baa2 558,057
355 5.000%, 7/01/33, (AMT) 7/28 at 100.00 Baa2 386,400
1,250 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30
- AGM Insured
10/22 at 100.00 BBB 1,256,925
Guam Power Authority, Revenue Bonds, Series 2014A:
600 5.000%, 10/01/39 10/24 at 100.00 BBB 627,684
575 5.000%, 10/01/44 10/24 at 100.00 BBB 599,403
23,620 Total Guam 24,520,325
Hawaii - 1.7% (1.0% of Total Investments)
13,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 A1 13,383,110
6,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT)
3/27 at 100.00 Baa1 6,027,540
11,205 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 A+ 11,646,813
10,000 Hawaii State, Airport System Revenue Bonds, Series 2018A, 5.000%,
7/01/43, (AMT)
7/28 at 100.00 A+ 10,790,200
6,000 Hawaii State, Airport System Revenue Bonds, Series 2022, 5.000%,
7/01/38, (AMT)
7/32 at 100.00 N/R 6,715,260
5,000 Hawaii State, General Obligation Bonds, Series 2017FK, 4.000%, 5/01/35 5/27 at 100.00 Aa2 5,256,800
51,205 Total Hawaii 53,819,723
Idaho - 0.8% (0.5% of Total Investments)
5,000 Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity
Health Group, Series 2017A, 5.000%, 12/01/47
12/27 at 100.00 AA- 5,363,150
11,205 Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity
Health Group, Series 2017ID, 5.000%, 12/01/46
6/27 at 100.00 AA- 11,965,483
1,700 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/29
9/26 at 100.00 BB+ 1,818,932
5,585 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 4.000%, 3/01/46
3/32 at 100.00 N/R 5,541,884
Idaho Water Resource Board, Water Resource Loan
Program Revenue, Ground Water Rights Mitigation Series
2012A:
1,155 4.750%, 9/01/26 9/22 at 100.00 A3 1,157,241
310 5.000%, 9/01/32 9/22 at 100.00 A3 310,648
24,955 Total Idaho 26,157,338
Illinois - 14.7% (8.9% of Total Investments)
6,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 6,500,520
9,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB 10,175,093

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB $ 2,640,240
11,295 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB 12,891,435
Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series
1998B-1:
10,130 0.000%, 12/01/24 - FGIC Insured No Opt. Call BB 9,488,670
7,140 0.000%, 12/01/25 - FGIC Insured No Opt. Call BB 6,487,689
4,325 0.000%, 12/01/29 - FGIC Insured No Opt. Call BB 3,375,446
4,235 0.000%, 12/01/31 - FGIC Insured No Opt. Call BB 3,016,633
Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
10,000 0.000%, 12/01/23 - FGIC Insured No Opt. Call BB 9,647,400
8,845 5.500%, 12/01/26 - NPFG Insured No Opt. Call BB 9,614,161
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A:
5,450 5.000%, 1/01/48 1/29 at 100.00 A 5,747,189
10,285 5.000%, 1/01/53 1/29 at 100.00 A 10,785,365
2,245 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 A 2,304,874
Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2017D:
11,250 5.000%, 1/01/42 1/27 at 100.00 A 11,779,313
3,000 5.000%, 1/01/47 1/27 at 100.00 A 3,124,620
Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999:
4,115 0.000%, 1/01/33 - FGIC Insured No Opt. Call BBB- 2,712,608
29,600 0.000%, 1/01/38 - FGIC Insured No Opt. Call BBB- 14,925,504
11,675 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB- 12,712,557
Chicago, Illinois, General Obligation Bonds, Series 2019A:
4,000 5.000%, 1/01/40 1/29 at 100.00 BBB- 4,205,760
7,445 5.500%, 1/01/49 1/29 at 100.00 BBB- 7,975,307
7,990 Chicago, Illinois, General Obligation Refunding Bonds, Emergency
Telephone System, Series 1999, 5.500%, 1/01/23 - FGIC Insured
No Opt. Call BBB- 8,112,087
6,335 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Series 2001A, 5.500%, 1/01/30 - NPFG Insured
No Opt. Call Baa2 7,040,719
1,500 Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%,
11/01/30 - AMBAC Insured
No Opt. Call Baa2 1,660,020
4,500 Cook County Community College District 508, Illinois, General Obligation
Bonds, Chicago City Colleges, Series 2017, 5.000%, 12/01/47
12/27 at 100.00 A+ 4,777,335
3,000 Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A,
5.000%, 11/15/31
11/26 at 100.00 A2 3,275,700
Cook County, Illinois, General Obligation Bonds, Refunding
Series 2018:
500 5.000%, 11/15/34 11/26 at 100.00 A2 544,255
4,550 5.000%, 11/15/35 11/26 at 100.00 A2 4,946,988
Illinois Educational Facilities Authority, Revenue Bonds,
Field Museum of Natural History, Series 2002.RMKT:
5,000 4.450%, 11/01/36 11/25 at 102.00 A2 5,271,350
815 4.500%, 11/01/36 11/24 at 100.00 A 838,073
2,785 5.500%, 11/01/36 11/23 at 100.00 A 2,919,042

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 410 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A, 6.000%, 12/01/45, 144A
12/25 at 100.00 N/R $ 431,902
Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015:
12,025 5.000%, 5/01/45, (Pre-refunded 5/01/25), (UB) (5) 5/25 at 100.00 Aa3 (4) 13,082,719
1,930 5.000%, 5/01/45, (UB) 5/25 at 100.00 N/R 2,086,234
2,000 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series
2016, 4.000%, 3/01/38
3/26 at 100.00 AA- 2,049,860
2,500 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/33
2/27 at 100.00 Aa2 2,729,225
2,500 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/46
8/31 at 100.00 N/R 2,279,675
4,985 Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2012, 5.000%, 9/01/32, (Pre-refunded 9/01/22)
9/22 at 100.00 AA+ (4) 4,999,307
Illinois Finance Authority, Revenue Bonds, Centegra Health
System, Series 2014A:
4,750 5.000%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 5,069,295
6,000 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (4) 6,403,320
10,745 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 A3 11,233,145
Illinois Finance Authority, Revenue Bonds, Rehabilitation
Institute of Chicago, Series 2013A:
415 5.500%, 7/01/28 7/23 at 100.00 A- 428,571
390 6.000%, 7/01/43 7/23 at 100.00 A- 403,283
4,250 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015B, 5.000%, 11/15/39
5/25 at 100.00 A+ 4,445,670
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
560 5.000%, 8/15/35 8/25 at 100.00 A3 583,839
3,745 5.000%, 8/15/44 8/25 at 100.00 A3 3,869,559
Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A:
2,670 5.000%, 10/01/46, (Pre-refunded 10/01/25) 10/25 at 100.00 N/R (4) 2,927,495
330 5.000%, 10/01/46 10/25 at 100.00 AA- 351,235
2,000 Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I
Inc., Series 2001, 5.950%, 2/20/36
8/22 at 100.00 Aa3 2,003,080
1,830 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/32 - AGM Insured
6/24 at 100.00 BB+ 1,920,439
450 Illinois State, General Obligation Bonds, December Series 2017A, 5.000%,
12/01/39
12/27 at 100.00 BBB- 474,701
Illinois State, General Obligation Bonds, February Series
2014:
5,705 5.250%, 2/01/33 2/24 at 100.00 BBB- 5,858,750
5,815 5.250%, 2/01/34 2/24 at 100.00 BBB- 5,958,688
2,000 5.000%, 2/01/39 2/24 at 100.00 BBB- 2,034,600
Illinois State, General Obligation Bonds, January Series
2016:
3,500 5.000%, 1/01/29 1/26 at 100.00 BBB- 3,713,605
8,250 5.000%, 1/01/32 1/26 at 100.00 BBB- 8,650,125
4,200 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/27
6/26 at 100.00 BBB- 4,542,468
2,785 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47
3/32 at 100.00 N/R 3,126,413

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 16,485 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 BBB- $ 17,621,970
Illinois State, General Obligation Bonds, May Series 2020:
1,635 5.500%, 5/01/30 No Opt. Call BBB- 1,883,078
5,305 5.500%, 5/01/39 5/30 at 100.00 BBB- 5,920,168
3,000 5.750%, 5/01/45 5/30 at 100.00 BBB- 3,367,800
1,500 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/37
11/26 at 100.00 BBB- 1,571,580
3,510 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call BBB- 3,842,888
Illinois State, General Obligation Bonds, Series 2013:
2,500 5.250%, 7/01/31 7/23 at 100.00 BBB- 2,562,350
1,520 5.500%, 7/01/38 7/23 at 100.00 BBB- 1,558,532
1,395 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38
1/23 at 100.00 A1 1,408,280
4,685 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 A1 4,949,656
4,435 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/40
1/26 at 100.00 A1 4,711,567
10,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/45
1/31 at 100.00 A1 11,152,700
7,770 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A, 4.000%, 1/01/42
1/32 at 100.00 N/R 7,887,405
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Tender Option Bond Trust 2015-XF0052:
1,875 13.740%, 1/01/38, 144A, (IF) 1/23 at 100.00 A1 1,946,438
1,815 13.752%, 1/01/38, 144A, (IF) 1/23 at 100.00 A1 1,884,206
625 Macon and DeWitt Counties Community Unit School District 2 Maroa-
Forsyth, Illinois, General Obligation Bonds, Series 2021, 4.000%,
12/01/41 - AGM Insured
12/30 at 100.00 N/R 651,806
2,500 Macon County School District 61 Decatur, Illinois, General Obligation
Bonds, Alternate Revenue Source Refunding School Series 2020C,
4.000%, 1/01/40 - AGM Insured
1/27 at 100.00 A3 2,557,250
9,000 McHenry County Community Unit School District 200, Woodstock, Illinois,
General Obligation Bonds, Series 2006B, 0.000%, 1/15/23 - FGIC
Insured
No Opt. Call Aa2 8,915,220
1,890 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BB+ 1,933,243
1,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 BB+ 1,040,010
4,780 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 BB+ 4,936,306
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Refunding Series 1996A:
12,250 0.000%, 12/15/22 - NPFG Insured No Opt. Call BB+ 12,146,610
23,575 0.000%, 12/15/23 - NPFG Insured No Opt. Call BB+ 22,773,686
10,775 0.000%, 12/15/24 - NPFG Insured No Opt. Call BB+ 10,104,687

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
$ 6,610 0.000%, 12/15/23 No Opt. Call Baa2 $ 6,385,326
155 0.000%, 12/15/23, (ETM) No Opt. Call N/R (4) 151,128
5,000 0.000%, 12/15/34 - NPFG Insured No Opt. Call BB+ 3,054,400
1,100 0.000%, 12/15/35 - NPFG Insured No Opt. Call BB+ 639,419
3,805 0.000%, 6/15/41 - NPFG Insured No Opt. Call BB+ 1,647,908
1,560 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26,
(ETM)
No Opt. Call AA+ (4) 1,753,799
2,130 Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021, 4.000%, 10/01/40 - BAM Insured
4/31 at 100.00 Ba2 2,135,900
1,240 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 1999,
5.750%, 6/01/23 - AGM Insured
No Opt. Call A1 1,282,048
2,395 Southwestern Illinois Development Authority, Local Government Revenue
Bonds, Edwardsville Community Unit School District 7 Project, Series
2007, 0.000%, 12/01/22 - AGM Insured
No Opt. Call AA 2,378,379
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
2,250 5.000%, 3/01/29 3/25 at 100.00 A3 2,396,362
3,505 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 A2 3,719,401
University of Illinois, Health Services Facilities System
Revenue Bonds, Series 2013:
1,580 6.000%, 10/01/32 10/23 at 100.00 Baa1 1,644,211
9,625 6.250%, 10/01/38 10/23 at 100.00 Baa1 10,042,629
2,845 6.000%, 10/01/42 10/23 at 100.00 Baa1 2,957,036
4,930 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Series 2006, 0.000%, 1/01/23 - AGM Insured
No Opt. Call A2 4,888,292
478,955 Total Illinois 473,556,830
Indiana - 1.4% (0.8% of Total Investments)
6,180 Crown Point Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Crown Point Community School Corporation, Series 2000,
0.000%, 1/15/23 - NPFG Insured
No Opt. Call Baa2 6,128,953
1,480 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R 1,392,058
2,865 Indiana Finance Authority, Hospital Revenue Bonds, Community Health
Network Project, Series 2012A, 5.000%, 5/01/42, (Pre-refunded 5/01/23)
5/23 at 100.00 A (4) 2,937,742
7,480 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40
6/25 at 100.00 AA 7,783,314
Indiana Finance Authority, Provate Activity Bonds, Ohio
River Bridges East End Crossing Project, Series 2013A:
3,015 5.000%, 7/01/44, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 BBB+ (4) 3,102,224
1,420 5.000%, 7/01/48, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 BBB+ (4) 1,461,081
1,500 Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East
End Crossing Project, Series 2013B, 5.000%, 7/01/40, (Pre-refunded
7/01/23), (AMT)
7/23 at 100.00 BBB+ (4) 1,543,395
5,115 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 A+ 5,542,205
1,650 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Series 2021-1, 4.000%, 10/01/38
10/31 at 100.00 A1 1,710,506

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 4,500 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2012A, 4.000%, 10/01/42
10/22 at 100.00 Aa3 $ 4,519,530
4,375 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016A, 5.000%, 1/01/42
7/26 at 100.00 A+ 4,708,506
3,985 Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
1/24 at 100.00 N/R 4,166,596
43,565 Total Indiana 44,996,110
Iowa - 0.4% (0.2% of Total Investments)
2,550 Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021, 5.000%, 9/01/41
9/28 at 102.00 N/R 2,194,912
1,505 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 Ba2 1,504,970
7,035 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 N/R 7,387,876
5,290 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%,
6/01/65
6/31 at 25.58 N/R 705,369
16,380 Total Iowa 11,793,127
Kansas - 0.3% (0.2% of Total Investments)
3,965 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital,
Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 A 4,172,647
3,625 Wyandotte County Unified School District 203, Piper, Kansas, General
Obligation Bonds, Improvement and Refunding Series 2022A, 5.250%,
9/01/52 - AGM Insured
9/32 at 100.00 N/R 4,140,584
7,590 Total Kansas 8,313,231
Kentucky - 0.7% (0.4% of Total Investments)
2,730 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 Baa2 2,815,940
Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C:
4,790 0.000%, 7/01/43 (8) 7/31 at 100.00 Baa2 5,332,995
3,655 0.000%, 7/01/46 (8) 7/31 at 100.00 Baa2 4,081,063
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, First Tier
Series 2013A:
8,360 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 (4) 8,658,452
585 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 (4) 607,096
20,120 Total Kentucky 21,495,546
Louisiana - 3.6% (2.2% of Total Investments)
4,200 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R 4,244,310
2,665 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 AA- (4) 2,879,879
3,130 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 A1 3,439,306

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Lafayette Parish School Board, Louisiana, Sales Tax Revenue
Bonds, Series 2018:
$ 1,500 4.000%, 4/01/40 4/27 at 100.00 AA+ $ 1,534,470
4,685 4.000%, 4/01/43 4/27 at 100.00 AA+ 4,760,944
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 A 4,208,720
5,200 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Sewerage
Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/44,
(Pre-refunded 2/01/24)
2/24 at 100.00 A+ (4) 5,462,340
7,130 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 7,243,082
1,265 Louisiana Public Facilities Authority, Hospital Revenue and Refunding
Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%,
11/01/45, (Pre-refunded 11/01/25)
11/25 at 100.00 N/R (4) 1,388,211
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Refunding
Series 2017:
5,000 5.000%, 5/15/42 5/27 at 100.00 A3 5,251,000
1,090 5.000%, 5/15/46 5/27 at 100.00 A3 1,140,325
22,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 A3 21,541,520
1,830 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016, 4.000%, 5/15/35
5/26 at 100.00 A3 1,847,861
330 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/36
7/23 at 100.00 A2 339,821
14,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series
2015A, 4.000%, 5/01/41, (Pre-refunded 5/01/25)
5/25 at 100.00 AA- (4) 14,768,460
New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2015B:
6,235 5.000%, 1/01/40, (AMT) 1/25 at 100.00 A- 6,421,551
6,895 5.000%, 1/01/45, (AMT) 1/25 at 100.00 A- 7,075,580
7,800 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/48, (AMT)
1/27 at 100.00 A- 8,113,638
1,000 New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2012, 5.000%, 12/01/28 - AGM Insured
12/22 at 100.00 A2 1,009,610
5,350 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A (4) 5,674,745
1,200 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/44, (Pre-refunded 12/01/24)
12/24 at 100.00 A- (4) 1,291,044
5,655 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2015, 5.000%, 12/01/40
12/25 at 100.00 A- 6,157,334
1,650 Tangipahoa Water District, Tangipahoa, Louisiana, Water Revenue Bonds,
Series 2021, 4.000%, 12/01/51 - BAM Insured
12/31 at 100.00 N/R 1,691,382
113,810 Total Louisiana 117,485,133
Maine - 0.6% (0.3% of Total Investments)
2,775 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2013,
5.000%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1 (4) 2,860,414

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine (continued)
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A:
$ 3,820 4.000%, 7/01/41 7/26 at 100.00 Ba1 $ 3,680,150
2,800 4.000%, 7/01/46 7/26 at 100.00 Ba1 2,611,588
3,245 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
MaineHealth Issue, Series 2018A, 5.000%, 7/01/43
7/28 at 100.00 A+ 3,433,859
2,000 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Bates College, Series 2013, 5.000%, 7/01/43
7/23 at 100.00 A+ 2,034,060
1,000 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2021A, 4.000%, 7/01/50 - AGM Insured
7/31 at 100.00 A1 979,680
Maine Turnpike Authority, Special Obligation Bonds, Series
2014:
1,290 5.000%, 7/01/33 7/24 at 100.00 A- 1,365,026
1,020 5.000%, 7/01/34 7/24 at 100.00 A- 1,079,130
17,950 Total Maine 18,043,907
Maryland - 10.5% (6.4% of Total Investments)
1,840 Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue
Bonds, Glenview Gardens Apartments Project, Series 2009, 5.000%,
1/01/28, (Mandatory Put 1/01/27)
8/22 at 100.00 AA+ 1,843,551
1,000 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
General Improvement, Series 2019, 5.000%, 10/01/44
10/29 at 100.00 Aa1 1,142,670
1,200 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages of Dorchester & Farmington Village Projects, Series 2013,
5.000%, 7/01/32
7/23 at 100.00 AA 1,231,248
Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016:
1,000 3.625%, 1/01/37 1/26 at 100.00 A 1,006,240
2,220 5.000%, 1/01/37 1/26 at 100.00 A 2,339,436
2,500 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2020, 4.000%, 1/01/50
1/27 at 103.00 A 2,521,825
635 Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc
Facility, Series 2020, 4.000%, 1/01/50
1/27 at 103.00 A 645,052
9,215 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/42
9/27 at 100.00 CCC 8,787,332
2,480 Baltimore, Maryland, Project and Revenue Refunding Bonds, Water
Projects, Series 2013B, 5.000%, 7/01/38, (Pre-refunded 1/01/24)
1/24 at 100.00 AA- (4) 2,598,569
1,000 Baltimore, Maryland, Revenue Bonds, Storm Water Projects, Series 2019A,
5.000%, 7/01/49
7/29 at 100.00 AA- 1,118,120
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A,
5.000%, 7/01/49
7/29 at 100.00 AA 2,236,240
5,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate
Series 2014C, 5.000%, 7/01/44
1/25 at 100.00 AA- 5,231,200
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate
Series 2017A, 5.000%, 7/01/46
1/27 at 100.00 AA- 2,151,220
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate
Series 2017A, 5.000%, 7/01/46, (UB)
1/27 at 100.00 AA- 2,151,220
1,220 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1994A, 5.000%, 7/01/24 - FGIC Insured, (ETM)
No Opt. Call AA- (4) 1,274,790
2,050 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
8/21 at 100.00 AA (4) 2,259,284

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 2,500 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2014A, 5.000%, 7/01/44
1/25 at 100.00 A+ $ 2,615,600
6,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41, (UB)
1/27 at 100.00 AA- 6,493,980
1,450 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 N/R 1,474,867
Baltimore, Maryland, Special Obligation Bonds,
Consolidated Tax Increment Financing, Series 2015:
525 5.000%, 6/15/30 6/24 at 100.00 BBB+ 545,412
425 5.000%, 6/15/33 6/24 at 100.00 BBB+ 439,730
Baltimore, Maryland, Special Obligation Bonds, East
Baltimore Research Park Project, Series 2017A:
1,270 4.500%, 9/01/33 9/27 at 100.00 N/R 1,287,005
240 5.000%, 9/01/38 9/27 at 100.00 N/R 247,471
Baltimore, Maryland, Special Obligation Bonds, Harbor
Point Project, Refunding Series 2016:
1,895 5.000%, 6/01/36 6/26 at 100.00 N/R 1,950,031
250 5.125%, 6/01/43 6/26 at 100.00 N/R 255,647
2,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.625%, 6/01/46, 144A
6/29 at 100.00 N/R 1,725,340
350 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.875%, 6/01/46, 144A
6/23 at 100.00 N/R 306,005
Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District,
Refunding Series 2019:
450 4.000%, 7/01/29 1/29 at 100.00 N/R 455,580
739 5.000%, 7/01/36 1/29 at 100.00 N/R 772,780
Frederick County, Maryland, Educational Facilities Revenue
Bonds, Mount Saint Mary's University Inc., Series 2017A:
3,000 5.000%, 9/01/37, 144A 9/27 at 100.00 BB+ 3,068,670
1,750 5.000%, 9/01/45, 144A 9/27 at 100.00 BB+ 1,766,327
374 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 - RAAI
Insured
8/22 at 100.00 AA 375,043
Frederick County, Maryland, Special Obligation Bonds,
Urbana Community Development Authority, Refunding
Series 2020A:
1,020 4.000%, 7/01/38 7/30 at 100.00 A- 1,048,427
500 4.000%, 7/01/39 7/30 at 100.00 A- 512,750
370 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019,
3.750%, 7/01/39
7/29 at 100.00 N/R 333,821
120 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R 122,060
3,000 Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury
Methodist Obligated Group Project, Refunding Series 2018A, 5.000%,
1/01/36
1/24 at 104.00 BBB 3,138,600
Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Commons Apartments, Series 2014A:
1,500 4.000%, 6/01/34 6/24 at 100.00 A+ 1,535,055
1,550 5.000%, 6/01/44 6/24 at 100.00 A+ 1,603,382
1,860 Howard County Housing Commission, Maryland, Revenue Bonds,
Gateway Village Apartments, Series 2016, 4.000%, 6/01/46
6/26 at 100.00 A+ 1,831,523

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Howard County Housing Commission, Maryland, Revenue
Bonds, The Verona at Oakland Mills Project, Series 2013:
$ 2,000 4.625%, 10/01/28 10/23 at 100.00 A+ $ 2,046,600
3,000 5.000%, 10/01/28 10/23 at 100.00 A+ 3,084,480
1,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Woodfield Oxford Square Apartments, Series 2017, 5.000%, 12/01/42
12/27 at 100.00 A+ 1,070,790
1,290 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2016, 5.000%, 4/01/46
4/27 at 100.00 N/R 1,203,002
1,710 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2017, 5.000%, 4/01/36
4/27 at 100.00 N/R 1,659,179
1,420 Howard County, Maryland, Special Obligation Bonds, Annapolis Junction
Town Center Project, Series 2014, 6.100%, 2/15/44
2/24 at 100.00 N/R 1,430,267
Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A:
1,500 4.125%, 2/15/34, 144A 2/26 at 100.00 N/R 1,470,945
1,550 4.375%, 2/15/39, 144A 2/26 at 100.00 N/R 1,525,758
850 4.500%, 2/15/47, 144A 2/26 at 100.00 N/R 819,400
Hyattsville, Maryland, Special Obligation Bonds, University
Town Center Project, Series 2016:
2,125 5.000%, 7/01/31 7/25 at 100.00 N/R 2,134,690
1,640 5.000%, 7/01/34 7/25 at 100.00 N/R 1,635,064
1,220 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2000A, 2.800%, 7/01/45
7/29 at 100.00 Aa2 990,201
1,195 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2014D, 3.900%, 7/01/40
1/24 at 100.00 Aa2 1,207,583
680 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2017C, 3.550%, 7/01/42
1/27 at 100.00 Aa2 682,183
700 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2020E, 2.350%, 7/01/45
1/30 at 100.00 Aa2 521,507
1,445 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 3/01/42
3/29 at 100.00 AA 1,318,100
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 2.100%, 9/01/40
9/29 at 100.00 AA 1,544,600
2,570 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 2.000%, 9/01/43
3/30 at 100.00 AA 1,837,165
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Taxable Series 2019D, 3.350%, 7/01/49
7/29 at 100.00 Aa2 1,836,740
1,000 Maryland Community Development Administration, Department of
Housing and Community Development, Multifamily Development
Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%,
12/15/31
12/24 at 100.00 Aaa 1,018,420
1,150 Maryland Community Development Administration, Local Government
Infrastructure Bonds, Senior Obligation Series 2020A-1, 4.000%,
6/01/40
6/30 at 100.00 Aa2 1,196,138

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 720 Maryland Community Development Administration, Local Government
Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%,
6/01/49
6/29 at 100.00 Aa3 $ 727,301
600 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/49, (AMT)
6/29 at 100.00 Baa3 638,136
Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities
Project, Refunding Series 2017A:
1,000 5.000%, 6/01/31 6/28 at 100.00 Baa3 1,104,810
1,125 5.000%, 6/01/32 6/28 at 100.00 Baa3 1,238,119
3,360 5.000%, 6/01/35 6/28 at 100.00 Baa3 3,664,013
1,500 Maryland Economic Development Corporation, Air Cargo Obligated
Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019,
4.000%, 7/01/44, (AMT)
7/29 at 100.00 BBB 1,416,420
Maryland Economic Development Corporation,
Parking Facilities Revenue Bonds Baltimore City Project,
Subordinate Parking Facilities Revenue Bonds, Series
2018C:
1,250 4.000%, 6/01/48 6/28 at 100.00 BB- 1,022,700
1,080 4.000%, 6/01/58 6/28 at 100.00 BB- 841,428
3,725 Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds,
Series 2018A, 5.000%, 6/01/58
6/28 at 100.00 BB 3,743,439
5,810 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
8/22 at 100.00 BB- 5,825,222
2,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%,
12/01/31 (6)
8/22 at 100.00 N/R 1,200,000
Maryland Economic Development Corporation, Senior
Student Housing Revenue Bonds, Towson University
Project, Refunding Series 2017:
1,100 5.000%, 7/01/36 7/27 at 100.00 BB+ 1,102,794
470 5.000%, 7/01/37 8/22 at 100.00 BB+ 469,976
Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project,
Series 2017:
585 4.375%, 7/01/36 1/27 at 100.00 N/R 581,239
355 4.500%, 7/01/44 1/27 at 100.00 N/R 348,276
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Salisbury University Project,
Refunding Series 2013:
500 5.000%, 6/01/27 6/23 at 100.00 Baa3 504,870
500 5.000%, 6/01/34 6/23 at 100.00 Baa3 502,305
1,510 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/33
8/22 at 100.00 BBB- 1,510,725
495 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien
Series 2015, 5.000%, 7/01/39
7/25 at 100.00 BB+ 505,326
1,110 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, Baltimore County Project, Refunding
Series 2016, 3.600%, 7/01/35 - AGM Insured
8/22 at 100.00 A2 1,110,355

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, College
Park Project, Refunding Series 2016:
$ 875 5.000%, 6/01/30 - AGM Insured 6/26 at 100.00 A2 $ 957,626
240 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 A2 261,919
2,405 5.000%, 6/01/35 - AGM Insured 6/26 at 100.00 A2 2,598,410
780 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 A2 832,580
Maryland Health and Higher Educational Facilities
Authority, Maryland, Hospital Revenue Bonds, Meritus
Medical Center, Series 2015:
990 4.000%, 7/01/32 7/25 at 100.00 BBB 999,583
2,470 4.250%, 7/01/35 7/25 at 100.00 BBB 2,482,399
1,740 5.000%, 7/01/45 7/25 at 100.00 BBB 1,770,955
Maryland Health and Higher Educational Facilities
Authority, Parking Facilities Revenue Bonds, Johns Hopkins
Hospital, Series 2001:
1,300 5.000%, 7/01/27 - AMBAC Insured 8/22 at 100.00 N/R 1,309,789
1,000 5.000%, 7/01/34 - AMBAC Insured 8/22 at 100.00 N/R 1,007,520
270 Maryland Health and Higher Educational Facilities Authority, Parking
Facilities Revenue Bonds, Johns Hopkins Medical Institutions, Series
1996, 5.500%, 7/01/26 - AMBAC Insured
8/22 at 100.00 N/R 272,033
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds Doctors Community Hospital,
Series 2017B:
250 5.000%, 7/01/34 7/27 at 100.00 Baa3 266,020
4,820 5.000%, 7/01/38 7/27 at 100.00 Baa3 5,094,162
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds,  Mercy Medical Center, Series
2016A:
90 5.000%, 7/01/36 7/26 at 100.00 BBB+ 94,136
1,450 5.000%, 7/01/38 7/26 at 100.00 BBB+ 1,512,046
600 4.000%, 7/01/42 7/26 at 100.00 BBB+ 554,838
1,540 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare Inc., Series 2021, 5.000%, 1/01/36
1/32 at 100.00 Baa3 1,684,976
4,020 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 Baa3 4,211,714
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Calvert Health System Issue, Refunding Series 2013, 5.000%,
7/01/38, (Pre-refunded 7/01/23)
7/23 at 100.00 A3 (4) 2,056,940
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Charlestown Community Issue,
Series 2016A:
2,125 5.000%, 1/01/36 7/26 at 100.00 A- 2,281,549
4,090 5.000%, 1/01/45 7/26 at 100.00 A- 4,333,641
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Frederick Health System Issue;
Series 2020:
1,000 3.250%, 7/01/39 7/30 at 100.00 Baa1 886,120
100 4.000%, 7/01/40 7/30 at 100.00 Baa1 100,056
280 4.000%, 7/01/45 7/30 at 100.00 Baa1 275,369
1,240 4.000%, 7/01/50 7/30 at 100.00 Baa1 1,214,803
700 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Goucher College, Series 2012A, 5.000%, 7/01/34
8/22 at 100.00 BBB+ 700,567

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Goucher College, Series 2017A:
$ 1,100 5.000%, 7/01/37 7/27 at 100.00 BBB+ $ 1,170,851
1,200 5.000%, 7/01/44 7/27 at 100.00 BBB+ 1,262,928
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Green Street Academy, Series
2017A:
265 5.125%, 7/01/37, 144A 7/27 at 100.00 N/R 267,449
500 5.250%, 7/01/47, 144A 7/27 at 100.00 N/R 500,190
2,130 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured,
(ETM)
8/21 at 100.00 N/R (4) 2,321,189
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Johns Hopkins Health System Issue, Series 2015A, 4.000%,
5/15/40
5/25 at 100.00 AA- 2,518,150
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Johns Hopkins University, Series
2013B:
500 5.000%, 7/01/38 7/23 at 100.00 AA 509,560
4,375 4.250%, 7/01/41 7/23 at 100.00 AA 4,405,056
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47
7/26 at 100.00 A+ 2,098,780
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, LifeBridge Health Issue, Series
2017:
1,000 5.000%, 7/01/33 7/27 at 100.00 A+ 1,087,440
2,500 4.000%, 7/01/42 7/27 at 100.00 A+ 2,499,775
1,000 5.000%, 7/01/44 7/27 at 100.00 A+ 1,061,650
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, LifeBridge Health System, Series
2015:
1,500 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ (4) 1,595,430
1,125 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ (4) 1,229,400
2,975 4.125%, 7/01/47 7/25 at 100.00 A+ 2,979,849
1,250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2012A, 5.000%, 10/01/39,
(Pre-refunded 10/01/22)
10/22 at 100.00 A (4) 1,257,450
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Loyola University Maryland,
Series 2014:
1,000 4.000%, 10/01/45 10/24 at 100.00 A 990,710
1,250 5.000%, 10/01/45 10/24 at 100.00 A 1,292,325
1,210 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2019A, 5.000%, 10/01/49
10/29 at 100.00 A 1,321,744
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Maryland Institute College of
Art, Series 2012:
1,500 5.000%, 6/01/34 8/22 at 100.00 Baa1 1,501,170
3,000 5.000%, 6/01/47 8/22 at 100.00 Baa1 3,001,470
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Maryland Institute College of
Art, Series 2016:
175 5.000%, 6/01/36 6/26 at 100.00 Baa1 184,173
2,500 4.000%, 6/01/42 6/26 at 100.00 Baa1 2,486,200

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Maryland Institute College of
Art, Series 2017:
$ 525 5.000%, 6/01/35 6/26 at 100.00 Baa1 $ 553,140
1,000 5.000%, 6/01/42 6/26 at 100.00 Baa1 1,043,420
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/38
2/25 at 100.00 A 2,604,900
6,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/42
5/27 at 100.00 A 6,401,160
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, Peninsula Regional Medical
Center Issue, Refunding Series 2015:
2,790 5.000%, 7/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 A3 (4) 2,958,237
5,500 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 A3 (4) 5,831,650
865 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Stevenson University, Series 2021A, 4.000%, 6/01/41
6/31 at 100.00 BBB- 828,004
3,260 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46,
(UB) (5)
6/27 at 100.00 AA- 3,481,256
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
6/27 at 100.00 AA- 1,067,870
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2015,
5.000%, 7/01/35
7/25 at 100.00 A 1,050,110
5,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/39
7/27 at 100.00 A 5,806,735
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48
1/28 at 100.00 A 1,975,700
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2020B, 4.000%,
4/15/50
4/30 at 100.00 A 2,421,250
12,250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/34, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R (4) 13,070,015
2,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 4.000%, 6/01/47
6/32 at 100.00 N/R 2,008,980
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2016:
4,395 5.000%, 5/01/33 5/26 at 100.00 AA- 4,774,596
3,650 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 AA- (4) 4,075,043
5,100 5.000%, 5/01/46, (Pre-refunded 5/01/26), (UB) (5) 5/26 at 100.00 AA- (4) 5,693,895
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2018A:
2,000 5.000%, 5/01/35 5/28 at 100.00 AA- 2,244,600
2,000 5.000%, 5/01/36, (UB) (5) 5/28 at 100.00 AA- 2,240,900
6,250 5.000%, 5/01/42, (UB) (5) 5/28 at 100.00 AA- 6,922,313
7,000 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2020, 4.000%, 7/01/50
7/30 at 100.00 N/R 7,069,370
1,250 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 5.000%, 7/01/46
7/31 at 100.00 Aa2 1,428,375

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 1,500 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.875%,
7/01/39
7/24 at 100.00 Aaa $ 1,513,725
Montgomery County, Maryland, Revenue Bonds, Trinity
Health Credit Group, Series 2015:
6,000 4.000%, 12/01/44 6/25 at 100.00 AA- 6,003,120
2,000 5.000%, 12/01/44, (UB) (5) 6/25 at 100.00 AA- 2,093,900
320 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46,
144A
1/26 at 100.00 N/R 329,488
4,500 Prince George's County, Maryland, Certificates of Participation, University
of Maryland Capital Region Medical Center, Series 2018, 5.000%,
10/01/43, (UB) (5)
10/28 at 100.00 AA+ 4,887,180
Prince George's County, Maryland, General Obligation
Consolidated Public Improvement Bonds, Series 2014A:
3,000 4.000%, 9/01/30 9/24 at 100.00 AAA 3,106,380
3,000 4.000%, 9/01/31 9/24 at 100.00 AAA 3,101,520
1,050 Prince George's County, Maryland, Revenue Bonds, Collington Episcopal
Life Care Community Inc., Series 2017, 5.250%, 4/01/37
4/27 at 100.00 N/R 1,048,961
4,847 Prince George's County, Maryland, Special Obligation Bonds, National
Harbor Project, Series 2005, 5.200%, 7/01/34
8/22 at 100.00 N/R 4,879,572
Prince George's County, Maryland, Special Obligation
Bonds, Westphalia Town Center Project, Series 2018:
1,300 5.125%, 7/01/39, 144A 7/28 at 100.00 N/R 1,326,832
2,200 5.250%, 7/01/48, 144A 7/28 at 100.00 N/R 2,243,868
2,051 Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls
Project, Series 2005, 5.250%, 7/01/35
8/22 at 100.00 N/R 2,062,957
1,340 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Refunding Series 2017, 5.000%,
11/01/35
11/24 at 103.00 B- 1,354,057
795 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Refunding Series 2017A-2, 5.000%,
11/01/31
11/24 at 103.00 B- 809,612
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm Project,
Series 2017A-1:
1,070 5.000%, 11/01/28 11/24 at 103.00 B- 1,103,759
1,000 5.000%, 11/01/37 11/24 at 103.00 B- 1,007,720
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B:
500 5.000%, 11/01/42 11/24 at 103.00 B- 499,960
1,000 5.000%, 11/01/47 11/24 at 103.00 B- 984,410
Washington County Commissioners, Maryland, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series
2019B:
1,000 5.000%, 1/01/29 No Opt. Call BBB+ 1,097,510
500 5.000%, 1/01/32 1/29 at 100.00 BBB+ 541,245
2,000 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Second Series 2016, 5.000%, 6/01/35
6/26 at 100.00 AAA 2,195,200
2,500 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2017, 5.000%, 6/15/25
No Opt. Call AAA 2,733,200

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 2,500 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2018, 4.000%, 6/01/39
6/28 at 100.00 AAA $ 2,622,350
330,576 Total Maryland 339,134,104
Massachusetts - 0.8% (0.5% of Total Investments)
650 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/37,
144A (6)
8/22 at 100.00 N/R 240,500
815 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2010, 0.000%, 10/15/37 (6)
8/22 at 100.00 N/R 301,550
Massachusetts Development Finance Agency, Revenue
Bonds, Atrius Health Issue, Series 2019A:
275 5.000%, 6/01/39, (Pre-refunded 6/01/29) 6/29 at 100.00 BBB (4) 323,271
270 4.000%, 6/01/49, (Pre-refunded 6/01/29) 6/29 at 100.00 BBB (4) 299,824
825 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB 857,843
3,500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2016BB-1, 5.000%, 10/01/46
10/26 at 100.00 AA- 3,793,755
Massachusetts Development Finance Agency, Revenue
Bonds, Boston University, Tender Option Bond Trust
2016-XG0070:
930 14.208%, 10/01/48, 144A, (IF) (5) 10/23 at 100.00 AA- 1,019,429
505 14.284%, 10/01/48, 144A, (IF) (5) 10/23 at 100.00 AA- 553,621
3,200 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 4.500%, 1/01/45
1/25 at 100.00 Baa2 3,222,304
1,220 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2013A, 5.125%, 1/01/25
1/23 at 100.00 BBB 1,237,946
2,300 Massachusetts Development Finance Agency, Revenue Bonds, Olin
College, Series 2013E, 5.000%, 11/01/43
11/23 at 100.00 A 2,338,847
1,500 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 4.000%, 7/01/41
7/26 at 100.00 BBB+ 1,481,475
Massachusetts Development Finance Agency, Revenue
Bonds, Western New England University, Series 2015:
1,145 5.000%, 9/01/40 9/25 at 100.00 BBB 1,181,480
1,280 5.000%, 9/01/45 9/25 at 100.00 BBB 1,314,765
5,930 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Series 2013A, 5.000%, 5/15/43, (Pre-refunded 5/15/23)
5/23 at 100.00 Aa2 (4) 6,091,237
1,100 Massachusetts Turnpike Authority, Metropolitan Highway System Revenue
Bonds, Senior Series 1997A, 0.000%, 1/01/24 - NPFG Insured
No Opt. Call A2 1,069,530
25,445 Total Massachusetts 25,327,377
Michigan - 3.1% (1.9% of Total Investments)
1,000 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44 - AGM Insured
3/28 at 100.00 A2 1,002,520
7,615 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2020-I, 4.000%,
5/01/49
5/30 at 100.00 AA 7,664,726
2,000 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2021A, 5.000%, 7/01/51
7/31 at 100.00 AA- 2,198,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Michigan Finance Authority, Distributable State Aid
Revenue Bonds, Charter County of Wayne, Second Lien
Refunding Series 2020:
$ 1,000 4.000%, 11/01/50 11/30 at 100.00 Aa3 $ 1,000,390
5,375 4.000%, 11/01/55 11/30 at 100.00 Aa3 5,386,825
20,005 4.000%, 11/01/55 11/30 at 100.00 Aa3 19,939,184
5,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2019A, 4.000%, 2/15/47
8/29 at 100.00 A1 4,966,050
1,500 Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Series 2012, 5.000%, 11/15/42
11/22 at 100.00 A 1,512,420
405 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/37 -
AGM Insured
7/24 at 100.00 A1 422,865
2,690 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014C-3, 5.000%, 7/01/32 - AGM Insured
7/24 at 100.00 A1 2,816,887
1,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014D-6, 5.000%, 7/01/36 - NPFG Insured
7/24 at 100.00 A2 1,042,780
2,000 Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean
Water Series 2012, 5.000%, 10/01/31, (Pre-refunded 10/01/22)
10/22 at 100.00 AAA (4) 2,011,920
4,435 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB 4,771,971
5,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 Aa2 4,957,400
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/34
10/25 at 100.00 AA- 10,753,500
1,000 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 N/R 1,010,950
8,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45
11/30 at 100.00 Aa2 8,146,160
8,225 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2020, 5.000%,
5/01/50
5/30 at 100.00 Aa1 9,130,243
3,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/37
12/22 at 100.00 A- 3,025,890
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2015D:
1,325 5.000%, 12/01/40 12/25 at 100.00 A- 1,410,012
1,200 5.000%, 12/01/45 12/25 at 100.00 A- 1,266,816
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2017B:
1,350 5.000%, 12/01/42, (AMT) 12/27 at 100.00 A- 1,432,080
3,140 5.000%, 12/01/47, (AMT) 12/27 at 100.00 A- 3,310,219
1,120 Wayne State University, Michigan, General Revenue Bonds, Series 2018A,
5.000%, 11/15/36
11/25 at 100.00 A+ 1,204,650
97,385 Total Michigan 100,384,658

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota - 2.4% (1.4% of Total Investments)
$ 310 Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/36
8/26 at 100.00 BB+ $ 284,670
3,000 Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/42
2/27 at 100.00 AAA 3,065,610
150 Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings
- Southeast Twin Cities Transmission Project, Refunding Series 2021,
3.000%, 1/01/38 - AGM Insured
1/30 at 100.00 N/R 142,256
500 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2016A, 4.000%, 7/01/37
7/25 at 100.00 BB+ 459,225
13,925 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A, 5.000%, 2/15/53
2/28 at 100.00 A- 14,590,337
235 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/41
6/29 at 102.00 N/R 194,533
3,010 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA 3,074,565
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B:
1,000 5.000%, 1/01/32, (AMT) 7/29 at 100.00 N/R 1,111,200
1,235 5.000%, 1/01/37, (AMT) 7/29 at 100.00 A 1,340,037
2,500 5.000%, 1/01/44, (AMT) 7/29 at 100.00 A 2,665,375
5,000 5.000%, 1/01/49, (AMT) 7/29 at 100.00 A 5,287,150
2,295 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46
1/27 at 100.00 A+ 2,457,761
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien
Series 2016D:
470 5.000%, 1/01/32, (AMT) 1/27 at 100.00 A 504,667
450 5.000%, 1/01/35, (AMT) 1/27 at 100.00 A 477,256
580 5.000%, 1/01/37, (AMT) 1/27 at 100.00 A 612,869
750 5.000%, 1/01/41, (AMT) 1/27 at 100.00 A 786,413
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Carleton College, Refunding Series 2017:
1,460 4.000%, 3/01/41 3/27 at 100.00 Aa2 1,492,164
1,700 4.000%, 3/01/47 3/27 at 100.00 Aa2 1,714,416
2,150 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2017, 4.000%, 3/01/48
3/27 at 100.00 Aa3 2,167,265
270 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021A, 3.000%, 8/01/36
8/31 at 100.00 N/R 250,646
770 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/36
8/31 at 100.00 N/R 714,806
910 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2018A, 4.000%, 11/15/48
5/28 at 100.00 AA 916,679
5,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 N/R 5,639,200
1,520 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/50
12/24 at 100.00 BBB- 1,540,459
4,280 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 BB+ 4,266,047

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College
Prep Academy Project, Series 2016A:
$ 2,205 5.500%, 9/01/36 9/26 at 100.00 BB+ $ 2,301,292
5,000 5.750%, 9/01/46 9/26 at 100.00 BB+ 5,224,700
Saint Paul Housing and Redevelopment Authority
Minnesota, Senior Housing and Health Care Revenue
Bonds, Episcopal Homes Project, Series 2013:
500 5.000%, 5/01/33 5/23 at 100.00 N/R 500,685
1,000 5.125%, 5/01/48 5/23 at 100.00 N/R 982,370
2,245 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 A3 2,349,370
750 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/29, (Pre-
refunded 11/15/25)
11/25 at 100.00 N/R (4) 821,385
2,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019, 5.000%, 8/01/54
8/24 at 102.00 N/R 2,015,820
3,855 West Saint Paul-Mendota Heights-Eagan Independent School District 197,
Dakota County, Minnesota, General Obligation Bonds, School Building
Series 2018A, 4.000%, 2/01/41
2/27 at 100.00 AAA 3,943,549
2,000 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2014A, 5.000%, 1/01/46, (Pre-refunded 1/01/24)
1/24 at 100.00 Aa3 (4) 2,094,180
73,025 Total Minnesota 75,988,957
Mississippi - 0.7% (0.4% of Total Investments)
Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series
2016A:
7,500 5.000%, 9/01/36 9/26 at 100.00 BBB+ 7,850,775
15,500 5.000%, 9/01/46 9/26 at 100.00 BBB+ 15,959,420
23,000 Total Mississippi 23,810,195
Missouri - 5.4% (3.3% of Total Investments)
1,000 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 5.000%, 8/01/28
8/26 at 100.00 Ba1 1,074,360
2,010 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
3.625%, 5/01/30
5/25 at 100.00 N/R 1,778,207
500 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 AA+ 514,960
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City International
Airport Terminal Modernization Project, Series 2019B:
3,000 5.000%, 3/01/39, (AMT) 3/29 at 100.00 N/R 3,217,500
10,425 5.000%, 3/01/46, (AMT) 3/29 at 100.00 A- 11,040,492
4,000 5.000%, 3/01/49 - AGM Insured, (AMT) 3/29 at 100.00 A2 4,303,760
13,775 5.000%, 3/01/54, (AMT) 3/29 at 100.00 A- 14,460,444
400 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A
4/26 at 100.00 N/R 373,168
Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1:
7,000 0.000%, 4/15/27 - AMBAC Insured No Opt. Call A2 6,293,910
5,000 0.000%, 4/15/28 - AMBAC Insured No Opt. Call A2 4,364,700
5,000 0.000%, 4/15/29 - AMBAC Insured No Opt. Call A2 4,231,600

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 4,470 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A, 4.000%, 1/01/42
1/28 at 100.00 AA $ 4,572,274
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 A 968,660
1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/34
5/26 at 100.00 A+ 1,063,970
4,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2020, 4.000%,
11/15/50
11/30 at 100.00 A+ 3,977,640
3,080 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%,
5/01/43
5/23 at 100.00 BBB 3,168,427
1,260 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%,
10/01/34
10/23 at 100.00 A+ 1,294,184
11,010 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 AA 11,115,916
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,045 5.000%, 11/15/44 11/23 at 100.00 A2 1,073,926
11,090 5.000%, 11/15/48 11/23 at 100.00 A2 11,379,892
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C:
5,000 5.000%, 11/15/42 11/27 at 100.00 A+ 5,393,750
10,000 4.000%, 11/15/47 11/27 at 100.00 A+ 9,961,900
3,000 5.000%, 11/15/47 11/27 at 100.00 A+ 3,208,740
18,750 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 A+ 18,268,500
1,800 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/44
2/29 at 100.00 A1 1,808,352
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A:
2,000 4.000%, 6/01/48 6/28 at 100.00 A+ 1,978,860
3,500 5.000%, 6/01/48 6/28 at 100.00 A+ 3,680,915
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Children's Mercy Hospital, Series 2017A:
1,250 4.000%, 5/15/42 5/25 at 102.00 A+ 1,261,313
16,690 4.000%, 5/15/48 5/25 at 102.00 A+ 16,645,938
7,925 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 BBB 8,103,312
3,370 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46
2/26 at 100.00 BBB 3,445,825
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2017A:
725 4.000%, 10/01/36 4/27 at 100.00 A1 743,893
3,510 5.000%, 10/01/42 4/27 at 100.00 A1 3,792,555
2,000 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43
6/27 at 100.00 A2 2,179,660
1,000 North Central Missouri Regional Water Commission, Waterworks System
Revenue Bonds, Series 2006, 5.000%, 1/01/37
8/22 at 100.00 N/R 1,000,290

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 575 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42,
(Pre-refunded 9/01/22)
9/22 at 100.00 N/R (4) $ 576,673
375 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/23 at 100.00 BB+ 378,863
1,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.125%, 9/01/48
9/25 at 103.00 BB+ 968,510
172,535 Total Missouri 173,665,839
Montana - 0.2% (0.1% of Total Investments)
2,090 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 BBB 2,194,751
3,315 Montana Facility Finance Authority, Montana, Health Facilities Revenue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 A 3,486,352
5,405 Total Montana 5,681,103
Nebraska - 0.3% (0.2% of Total Investments)
2,300 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Series 2012, 5.000%, 9/01/32
9/22 at 100.00 BBB+ 2,306,118
2,045 District Energy Corporation, Nebraska, Facility Revenue Bonds, NSP
System Series 2021, 4.000%, 7/01/45
7/31 at 100.00 AA 2,095,552
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Refunding Series 2020A:
1,625 4.000%, 11/15/40 11/30 at 100.00 A1 1,640,779
1,000 4.000%, 11/15/50 11/30 at 100.00 A1 989,410
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Refunding Series 2015:
1,635 4.125%, 11/01/36 11/25 at 100.00 A 1,657,547
1,000 5.000%, 11/01/45 11/25 at 100.00 A 1,042,420
9,605 Total Nebraska 9,731,826
Nevada - 0.6% (0.4% of Total Investments)
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Refunding Series 2015:
9,000 5.000%, 6/01/32 12/24 at 100.00 AA 9,578,430
5,000 5.000%, 6/01/39 12/24 at 100.00 AA 5,301,400
Nevada System of Higher Education, Community College
Revenue Bonds, Series 2017:
2,400 4.000%, 7/01/41 7/27 at 100.00 AA- 2,434,440
2,000 4.000%, 7/01/47 7/27 at 100.00 AA- 2,007,040
18,400 Total Nevada 19,321,310
New Hampshire - 0.6% (0.4% of Total Investments)
5,000 National Finance Authority, New Hampshire, Hospital Facilities Revenue
Bonds, Saint Elizabeth Medical Center, Inc., Series 2021A, 4.000%,
5/01/51
5/31 at 100.00 N/R 4,903,250
3,500 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Catholic Medical Center, Series 2012, 4.000%, 7/01/32
8/22 at 100.00 Baa3 3,500,735
4,000 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/35
2/28 at 100.00 A 4,277,520

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Hampshire (continued)
$ 5,000 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59
No Opt. Call A $ 5,919,650
17,500 Total New Hampshire 18,601,155
New Jersey - 5.0% (3.1% of Total Investments)
905 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
2/23 at 100.00 BBB+ 917,344
5,000 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/40
11/29 at 100.00 BBB 5,379,250
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement Project,
Series 2013:
1,965 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 BBB+ 2,014,793
1,865 5.125%, 1/01/39 - AGM Insured, (AMT) 1/24 at 100.00 BBB+ 1,908,828
1,585 5.125%, 7/01/42 - AGM Insured, (AMT) 1/24 at 100.00 BBB+ 1,620,187
6,030 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call BBB 6,521,264
2,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31, (Pre-
refunded 12/15/26)
12/26 at 100.00 BBB (4) 2,309,080
6,770 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call BBB 7,748,874
2,825 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2014UU, 5.000%, 6/15/30, (Pre-refunded
6/15/24)
6/24 at 100.00 BBB (4) 2,997,382
2,410 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 BBB 2,343,484
1,450 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%,
7/01/37
8/22 at 100.00 BB+ 1,452,044
8,415 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA- 8,961,975
8,275 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 N/R 8,308,597
1,235 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 BB- 1,274,681
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1:
2,020 5.000%, 6/15/28 6/26 at 100.00 Baa1 2,204,103
3,340 5.000%, 6/15/29 6/26 at 100.00 Baa1 3,629,311
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26
No Opt. Call BBB 886,460
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
21,120 0.000%, 12/15/28 - AMBAC Insured No Opt. Call BBB 17,586,835
10,000 0.000%, 12/15/32 - AGM Insured No Opt. Call BBB+ 7,188,600
20,000 0.000%, 12/15/33 - AGM Insured No Opt. Call BBB+ 13,745,800
25,000 0.000%, 12/15/35 - AMBAC Insured No Opt. Call BBB 15,294,750
30,000 0.000%, 12/15/36 - AMBAC Insured No Opt. Call BBB 17,481,300

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/32
No Opt. Call BBB $ 1,380,260
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2015AA:
1,690 5.250%, 6/15/33 6/25 at 100.00 BBB 1,779,232
2,840 5.000%, 6/15/45 6/25 at 100.00 BBB 2,933,890
2,800 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/36
12/28 at 100.00 BBB 3,029,740
665 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 BBB 672,953
8,375 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/45
12/30 at 100.00 BBB 8,324,918
2,460 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%,
1/01/34
1/28 at 100.00 A2 2,590,847
570 Rutgers State University, New Jersey, Revenue Bonds, Refunding Series
2013L, 5.000%, 5/01/43, (Pre-refunded 5/01/23)
5/23 at 100.00 A+ (4) 584,689
3,905 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 Baa2 4,159,294
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
3,215 5.000%, 6/01/36 6/28 at 100.00 A- 3,455,096
1,405 5.000%, 6/01/46 6/28 at 100.00 BBB+ 1,467,677
380 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 387,672
193,515 Total New Jersey 162,541,210
New Mexico - 0.7% (0.4% of Total Investments)
3,370 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2017A, 5.000%, 8/01/46
11/27 at 100.00 Aa3 3,568,594
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2019A:
1,575 5.000%, 8/01/44 8/29 at 100.00 Aa3 1,700,354
12,360 4.000%, 8/01/48 8/29 at 100.00 Aa3 11,978,447
3,455 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call A2 3,780,737
20,760 Total New Mexico 21,028,132
New York - 9.7% (5.9% of Total Investments)
6,600 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/44
No Opt. Call Ba1 2,138,466
490 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 BBB 503,215
3,125 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 A- 3,161,375
Dormitory Authority of the State of New York, Revenue
Bonds, North Shore Long Island Jewish Obligated Group,
Series 2015A:
1,680 4.125%, 5/01/42 5/25 at 100.00 A- 1,688,787
3,195 5.000%, 5/01/43 5/25 at 100.00 A- 3,322,033

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 600 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/34, 144A
6/27 at 100.00 BBB- $ 632,478
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2019A. Bidding Group 1,2,3,4:
14,315 5.000%, 3/15/44 3/29 at 100.00 N/R 15,725,457
6,000 5.000%, 3/15/45 3/29 at 100.00 Aa2 6,582,420
20,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 Aa2 20,163,200
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/49
3/31 at 100.00 N/R 5,542,300
7,500 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call BBB+ 8,768,400
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2014A:
1,155 4.000%, 9/01/39 - AGM Insured 9/24 at 100.00 A2 1,178,874
3,000 5.000%, 9/01/39 9/24 at 100.00 A 3,128,250
860 5.000%, 9/01/44 9/24 at 100.00 A 896,240
5,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/37
9/28 at 100.00 A 5,605,350
10,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Refunding Series 2012A, 0.000%, 11/15/32
No Opt. Call AA 7,212,100
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013A, 5.000%, 11/15/38
5/23 at 100.00 BBB+ 5,062,650
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
500 0.000%, 10/01/37 (6) 8/22 at 100.00 N/R 400,000
1,000 0.000%, 10/01/46 (6) 8/22 at 100.00 N/R 800,000
5,900 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Series BB, 5.000%, 6/15/46
6/23 at 100.00 AA+ 6,020,478
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ 5,043,400
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5/23 at 100.00 Aa1 5,078,500
2,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40
5/26 at 100.00 Aa1 2,229,820
3,760 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
2/27 at 100.00 Aa1 4,082,721
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/40
5/28 at 100.00 Aa1 5,523,700
20,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Subseries C-1, 4.000%,
11/01/42
5/29 at 100.00 Aa1 20,318,000
9,530 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%, 8/01/45
8/31 at 100.00 Aa1 9,658,178
5,260 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries C-1, 5.000%,
2/01/51
2/32 at 100.00 N/R 5,886,045

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,060 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 AA- $ 2,230,815
New York City, New York, General Obligation Bonds, Fiscal
2020 Series A-1:
11,000 4.000%, 8/01/42 8/29 at 100.00 AA- 11,093,500
2,040 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
4.000%, 8/01/40
8/30 at 100.00 AA- 2,066,092
2,000 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 5.000%, 3/01/44
3/31 at 100.00 AA- 2,239,760
3,000 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 AA- 3,365,970
5 New York City, New York, General Obligation Bonds, Fiscal Series 2005M,
5.000%, 4/01/24
8/22 at 100.00 AA- 5,016
2,000 New York Convention Center Development Corporation, New York,
Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015,
5.000%, 11/15/45
11/25 at 100.00 A2 2,099,560
240 New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through
Bonds, Series 2000B, 6.500%, 6/01/35
8/22 at 100.00 Baa1 240,012
1,235 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call BBB 1,283,449
25,170 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 25,343,421
3,665 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1, 4.000%, 3/15/47
3/31 at 100.00 N/R 3,671,817
19,000 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Empire Series 2021A, 4.000%, 3/15/47
9/31 at 100.00 N/R 19,094,810
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A:
2,000 4.000%, 7/01/35 - AGM Insured, (AMT) 7/24 at 100.00 BBB 2,014,080
10,800 5.000%, 7/01/41, (AMT) 7/24 at 100.00 Baa3 11,152,836
32,390 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa3 33,377,247
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Refunding
Series 2016:
145 5.000%, 8/01/26, (AMT) 8/22 at 100.00 B- 146,097
5,940 5.000%, 8/01/31, (AMT) 8/22 at 100.00 B- 5,984,966
3,805 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B- 4,082,423
2,700 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/37, (AMT)
12/32 at 100.00 N/R 2,921,994
3,050 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 5.000%, 1/01/33, (AMT)
1/28 at 100.00 BB+ 3,180,845
1,310 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/43, (AMT)
12/23 at 100.00 A+ 1,336,881
4,320 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38
12/23 at 100.00 A+ 4,484,808

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020, 4.000%, 7/15/45, (AMT)
7/30 at 100.00 A+ $ 2,001,720
Syracuse Industrial Development Authority, New York,
PILOT Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
2,835 5.000%, 1/01/29, (AMT) 1/26 at 100.00 CC 2,504,694
2,700 5.000%, 1/01/34, (AMT) 1/26 at 100.00 CC 2,162,214
2,855 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/56
5/31 at 100.00 AA- 3,120,287
TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006:
1,250 5.000%, 6/01/45 6/27 at 100.00 CCC+ 1,256,913
2,850 5.000%, 6/01/48 6/27 at 100.00 N/R 2,852,223
308,835 Total New York 311,666,887
North Carolina - 1.8% (1.1% of Total Investments)
12,250 Fayetteville State University, North Carolina, General Revenue Bonds,
Series 2013A, 5.125%, 4/01/43
4/23 at 100.00 BBB+ 12,525,503
2,500 Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2022A, 5.500%, 7/01/47 - AGM Insured,
(AMT)
7/32 at 100.00 N/R 2,845,200
5,730 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 BBB- 5,798,015
11,145 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49
1/30 at 100.00 A2 11,173,754
1,570 North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016,
5.000%, 10/01/31
10/24 at 102.00 N/R 1,601,196
9,245 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Novant Health Obligated Group, Series 2019A, 4.000%,
11/01/49
11/29 at 100.00 AA- 9,302,966
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, WakeMed, Refunding Series
2012A:
5,000 5.000%, 10/01/27, (Pre-refunded 10/01/22) 10/22 at 100.00 A2 (4) 5,029,800
3,400 5.000%, 10/01/31, (Pre-refunded 10/01/22) 10/22 at 100.00 A2 (4) 3,420,264
500 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A, 5.000%, 1/01/32
1/26 at 100.00 A 536,840
7,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 BBB 7,340,130
58,340 Total North Carolina 59,573,668
North Dakota - 0.2% (0.1% of Total Investments)
5,000 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 4.000%, 12/01/47
12/27 at 100.00 BBB- 4,744,600
700 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017,
5.000%, 12/01/36
12/26 at 100.00 N/R 671,580
2,000 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 4.000%, 6/01/46 - AGM Insured
6/30 at 100.00 A1 2,003,160
7,700 Total North Dakota 7,419,340

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio - 5.3% (3.2% of Total Investments)
$ 6,250 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016, 5.250%, 11/15/46
11/26 at 100.00 BBB+ $ 6,549,250
6,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 4.000%, 8/01/36
2/28 at 100.00 A+ 6,071,220
1,340 Bowling Green State University, Ohio, General Receipts Bonds, Series
2017B, 5.000%, 6/01/45
6/27 at 100.00 A+ 1,446,356
24,740 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 3,600,907
1,580 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 1,525,553
40,410 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 40,409,596
Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Refunding Series 2017:
3,960 4.000%, 11/15/34 11/27 at 100.00 A3 3,993,383
3,000 4.000%, 11/15/35 11/27 at 100.00 A3 3,014,520
Cleveland-Cuyahoga County Port Authority, Ohio, Cultural
Facility Revenue Bonds, The Cleveland Museum of Natural
History Project, Series 2021:
205 4.000%, 7/01/40 7/31 at 100.00 A3 211,023
300 4.000%, 7/01/41 7/31 at 100.00 A3 308,055
2,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 2,043,920
4,795 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
6/23 at 100.00 Ba2 4,823,578
8,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc.
Obligated Group Project, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 A+ 8,417,200
16,820 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38, (Pre-refunded
1/01/23), (UB) (5)
1/23 at 100.00 Aa3 (4) 17,065,067
1,000 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38, (Pre-refunded
1/01/23)
1/23 at 100.00 Aa3 (4) 1,014,570
JobsOhio Beverage System, Ohio, Statewide Senior Lien
Liquor Profits Revenue Bonds, Tender Option Bond Trust
2016-XG0052:
265 14.355%, 1/01/38, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 Aa3 (4) 280,330
1,315 14.452%, 1/01/38, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 Aa3 (4) 1,391,652
975 14.452%, 1/01/38, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 Aa3 (4) 1,031,833
625 14.452%, 1/01/38, (Pre-refunded 1/01/23), 144A, (IF) (5) 1/23 at 100.00 Aa3 (4) 661,431
8,360 Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital
System, Inc., Refunding Series 2015, 5.000%, 8/15/45, (Pre-refunded
8/15/25)
8/25 at 100.00 Baa1 (4) 9,139,988
1,720 Middleburg Heights, Ohio, Hospital Facilities Improvement Revenue
Bonds, Southwest General Health Center Project, Refunding Series
2020A, 4.000%, 8/01/47
8/30 at 100.00 A2 1,666,078
2,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/33
2/23 at 100.00 Ba2 2,008,120

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 3,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R $ 2,745,090
4,350 Ohio Higher Educational Facility Commission, Revenue Bonds, University
of Dayton, Series 2015A, 5.000%, 12/01/44
6/25 at 100.00 A2 4,512,429
3,710 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 0.000%, 2/15/36 (8)
2/31 at 100.00 A+ 4,313,728
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructure Commission Infrastructure Projects, Junior
Lien, Current Interest Series 2013A-1:
1,500 5.250%, 2/15/39, (Pre-refunded 2/15/23) 2/23 at 100.00 A+ (4) 1,528,950
10,530 5.000%, 2/15/48, (Pre-refunded 2/15/23) 2/23 at 100.00 A+ (4) 10,719,224
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructure Commission, Infrastructure Projects, Junior
Lien Series 2018A:
3,375 4.000%, 2/15/38 2/28 at 100.00 A+ 3,484,586
16,325 5.000%, 2/15/43 2/28 at 100.00 A+ 17,893,180
5,450 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 5,472,563
4,255 Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health
System Obligated Group Project, Refunding & Improvement Series
2019, 5.000%, 12/01/49
12/29 at 100.00 A- 4,523,065
725 Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein
Homes Obligated Group, Refunding Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 A 725,326
188,880 Total Ohio 172,591,771
Oklahoma - 0.3% (0.2% of Total Investments)
3,000 Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2013A, 5.625%, 6/01/43, (Pre-refunded 6/01/23), (AMT)
6/23 at 100.00 Baa1 (4) 3,095,880
4,985 Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/24) - BAM
Insured, (AMT)
6/24 at 100.00 Baa1 (4) 5,255,137
1,000 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%,
11/15/37
11/25 at 102.00 BBB- 1,051,500
8,985 Total Oklahoma 9,402,517
Oregon - 3.3% (2.0% of Total Investments)
2,435 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/36
6/27 at 100.00 AA+ 2,714,538
725 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.250%, 11/15/50
11/25 at 102.00 N/R 726,929
4,875 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%, 1/01/48
1/26 at 100.00 A2 5,115,240
15,440 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/46
6/26 at 100.00 A+ 16,110,096
2,410 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2022A, 5.000%, 6/01/52
6/32 at 100.00 N/R 2,618,851
3,085 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+ 3,324,334

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 1,500 Oregon Health and Science University, Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/39
7/26 at 100.00 AA- $ 1,628,805
Port of Portland, Oregon, International Airport Revenue
Bonds, Series 2017-24B:
4,000 5.000%, 7/01/36, (AMT) 1/27 at 100.00 A+ 4,267,520
1,000 5.000%, 7/01/37, (AMT) 1/27 at 100.00 A+ 1,062,130
7,645 5.000%, 7/01/42, (AMT) 1/27 at 100.00 A+ 8,061,805
19,000 5.000%, 7/01/47, (AMT) 1/27 at 100.00 A+ 19,914,850
Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Series 2019A:
5,855 5.000%, 5/15/44 5/29 at 100.00 A+ 6,228,725
33,870 4.000%, 5/15/49 5/29 at 100.00 A+ 32,843,400
2,000 University of Oregon, General Revenue Bonds, Series 2018A, 5.000%,
4/01/48
4/28 at 100.00 AA- 2,190,880
103,840 Total Oregon 106,808,103
Pennsylvania - 5.9% (3.6% of Total Investments)
7,500 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 5.000%, 4/01/47
4/28 at 100.00 A 7,882,575
Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B:
1,670 4.000%, 6/01/45 12/30 at 100.00 A+ 1,686,099
2,000 4.000%, 6/01/50 12/30 at 100.00 A+ 2,005,700
3,800 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/22)
No Opt. Call N/R 3,821,128
345 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34
6/28 at 100.00 A 377,558
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
3,500 5.000%, 7/01/37 7/27 at 100.00 A 3,854,655
8,385 5.000%, 7/01/42 7/27 at 100.00 A 9,161,535
Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021:
8,000 5.000%, 11/01/46 11/29 at 100.00 N/R 8,570,800
7,100 5.000%, 11/01/51 11/29 at 100.00 N/R 7,576,907
Lehigh County Authority, Pennsylvania, Water and
Sewer Revenue Bonds, Allentown Concession, Capital
Appreciation Series 2013B:
5,400 0.000%, 12/01/33 No Opt. Call A 3,574,962
11,000 0.000%, 12/01/38 No Opt. Call A 5,768,510
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
2,875 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R (4) 3,009,924
2,500 5.125%, 12/01/47 12/23 at 100.00 A 2,602,475
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2018A:
2,400 5.000%, 9/01/35 9/28 at 100.00 A 2,618,880
5,210 5.000%, 9/01/43 9/28 at 100.00 A 5,599,656

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
$ 500 4.000%, 9/01/44 9/29 at 100.00 A $ 501,865
165 4.000%, 9/01/49 9/29 at 100.00 A 163,137
3,430 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 Ba1 (4) 3,701,279
1,900 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2020, 4.000%, 11/15/43
11/27 at 103.00 A- 1,841,556
5,155 Neshaminy School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2022, 4.000%, 11/01/46
5/30 at 100.00 N/R 5,282,225
235 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R 237,695
9,575 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/44
8/29 at 100.00 Aa3 9,657,632
16,750 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A3 19,666,342
4,305 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A+ 4,501,954
6,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2021B, 5.000%, 12/01/46
6/31 at 100.00 A+ 7,192,705
2,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Lien Series 2014A-1, 5.000%, 12/01/38
12/24 at 100.00 A3 2,075,940
14,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 A2 16,563,495
6,890 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2015B-1, 5.000%, 12/01/45
12/25 at 100.00 A3 7,176,211
5,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2016A-1, 5.000%, 12/01/46
12/25 at 100.00 A3 5,203,100
9,240 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A3 8,989,596
8,360 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46 - BAM Insured
9/31 at 100.00 N/R 8,478,294
8,650 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 A- 9,090,977
2,150 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2020B, 4.000%, 9/01/50 - AGM
Insured
9/30 at 100.00 A2 2,174,961
10,000 Westmoreland County Municipal Authority, Pennsylvania, Municipal
Service Revenue Bonds, Series 2016, 5.000%, 8/15/38 - BAM Insured
8/25 at 100.00 AA 10,833,500
186,990 Total Pennsylvania 191,443,828
Puerto Rico - 1.7% (1.0% of Total Investments)
3,270 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
8/22 at 100.00 BB 3,318,102
1,100 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 5.500%, 7/01/29 - AMBAC Insured
No Opt. Call N/R 1,130,789
465 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call AA+ 482,809

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 36 0.000%, 7/01/24 No Opt. Call N/R $ 33,814
90 0.000%, 7/01/27 No Opt. Call N/R 76,031
88 0.000%, 7/01/29 7/28 at 98.64 N/R 68,138
114 0.000%, 7/01/31 7/28 at 91.88 N/R 79,901
128 0.000%, 7/01/33 7/28 at 86.06 N/R 80,288
1,093 4.500%, 7/01/34 7/25 at 100.00 N/R 1,108,368
3,291 4.550%, 7/01/40 7/28 at 100.00 N/R 3,318,019
12,927 0.000%, 7/01/46 7/28 at 41.38 N/R 3,767,962
3,495 0.000%, 7/01/51 7/28 at 30.01 N/R 756,668
29,935 5.000%, 7/01/58 7/28 at 100.00 N/R 30,269,374
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
3,875 4.329%, 7/01/40 7/28 at 100.00 N/R 3,845,976
20 4.536%, 7/01/53 7/28 at 100.00 N/R 19,309
2,484 4.784%, 7/01/58 7/28 at 100.00 N/R 2,483,305
Puerto Rico, Highway Revenue Bonds, Highway and
Transportation Authority, Refunding Series 2007CC:
765 5.500%, 7/01/28 - NPFG Insured No Opt. Call Baa2 794,445
2,300 5.500%, 7/01/30 - AGM Insured No Opt. Call A2 2,401,660
65,476 Total Puerto Rico 54,034,958
Rhode Island - 0.5% (0.3% of Total Investments)
7,230 Rhode Island Health and Educational Building Corporation, Higher
Education Facility Revenue Bonds, Brown University, Series 2013,
5.000%, 9/01/43
9/23 at 100.00 AA+ 7,412,485
3,320 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series
2016, 5.000%, 5/15/39
5/26 at 100.00 BBB+ 3,453,597
30,175 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
8/22 at 17.18 CCC- 5,173,202
40,725 Total Rhode Island 16,039,284
South Carolina - 4.1% (2.5% of Total Investments)
Lexington County Health Services District, Inc., South
Carolina, Hospital Revenue Bonds, Lexington Medical
Center, Series 2016:
7,500 5.000%, 11/01/41 5/26 at 100.00 A 7,941,675
3,180 5.000%, 11/01/46 5/26 at 100.00 A 3,349,303
Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2:
21,565 0.000%, 1/01/30 - AMBAC Insured No Opt. Call A- 17,270,977
1,250 0.000%, 1/01/31 - AGC Insured No Opt. Call A3 972,850
4,610 Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series
2016, 5.000%, 1/01/47
1/26 at 100.00 A 4,866,454
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A:
645 5.000%, 4/01/44 4/26 at 103.00 BBB- 650,773
625 5.000%, 4/01/49 4/26 at 103.00 BBB- 627,062
1,640 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Furman University, Refunding Series
2015, 5.000%, 10/01/45
10/25 at 100.00 A1 1,738,384

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 1,000 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018,
5.000%, 11/01/43
5/28 at 100.00 AA- $ 1,068,390
14,765 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 N/R 15,142,394
12,760 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 N/R 13,097,502
9,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A- 9,372,960
2,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 N/R 2,407,050
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022B:
8,855 4.000%, 12/01/39 6/32 at 100.00 N/R 8,893,165
5,335 4.000%, 12/01/43 6/32 at 100.00 N/R 5,268,259
3,455 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
6/24 at 100.00 N/R 3,564,627
South Carolina State Ports Authority, Revenue Bonds, Series
2015:
4,140 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 A+ (4) 4,516,450
860 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 A1 (4) 938,200
South Carolina State Ports Authority, Revenue Bonds, Series
2018:
15,350 5.000%, 7/01/48, (AMT) 7/28 at 100.00 A+ 16,253,348
8,000 5.000%, 7/01/55, (AMT) 7/28 at 100.00 A+ 8,448,320
5,000 South Carolina State Ports Authority, Revenue Bonds, Series 2019A,
5.000%, 7/01/54
7/29 at 100.00 A+ 5,447,850
132,035 Total South Carolina 131,835,993
South Dakota - 0.7% (0.4% of Total Investments)
11,320 South Dakota Board of Regents, Housing and Auxiliary Facilities System
Revenue Bonds, Series 2017, 4.000%, 4/01/42
10/27 at 100.00 Aa3 11,468,971
2,685 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 4.000%, 9/01/36
9/27 at 100.00 A1 2,731,612
1,460 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2014B, 5.000%, 11/01/44
11/24 at 100.00 A+ 1,518,444
7,185 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 A+ 7,525,784
22,650 Total South Dakota 23,244,811
Tennessee - 1.3% (0.8% of Total Investments)
9,460 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%,
1/01/45, (Pre-refunded 1/01/23)
1/23 at 100.00 BBB+ (4) 9,601,616
Greeneville Health and Educational Facilities Board,
Tennessee, Hospital Revenue Bonds, Ballad Health, Series
2018A:
2,000 5.000%, 7/01/36 7/28 at 100.00 A- 2,145,000
7,000 5.000%, 7/01/37 7/28 at 100.00 A- 7,491,050
17,000 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A,
5.000%, 1/01/47
1/27 at 100.00 A 17,692,240

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 4,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006A, 5.250%, 9/01/26
No Opt. Call BBB+ $ 4,320,280
39,460 Total Tennessee 41,250,186
Texas - 18.8% (11.4% of Total Investments)
1,975 Allen Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2016, 5.000%, 2/15/39
2/26 at 100.00 AAA 2,151,526
8,835 Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A,
5.000%, 2/15/43 - AGM Insured
2/28 at 100.00 A1 9,571,397
500 Austin Community College District, Texas, General Obligation Bonds,
Refunding Limited Tax Series 2016, 5.000%, 8/01/23
No Opt. Call AA+ 516,985
Austin, Texas, Airport System Revenue Bonds, Series 2015:
3,000 5.000%, 11/15/39, (AMT) 11/24 at 100.00 A 3,122,970
3,040 5.000%, 11/15/44, (AMT) 11/24 at 100.00 A 3,149,440
4,500 Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%,
11/15/46, (AMT)
11/26 at 100.00 A 4,749,570
2,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2012A, 5.000%, 11/15/40
11/22 at 100.00 Aa3 2,012,160
Austin, Texas, Electric Utility System Revenue Bonds,
Refunding Series 2015A:
3,000 5.000%, 11/15/38 11/25 at 100.00 Aa3 3,201,630
13,705 5.000%, 11/15/45, (UB) (5) 11/25 at 100.00 Aa3 14,511,128
5,000 Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Series 2013A, 5.000%, 11/15/43
5/23 at 100.00 AA- 5,093,700
1,450 Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Series 2016, 5.000%, 11/15/41
11/26 at 100.00 AA- 1,575,236
Bell County Water Control Improvement District 1, Texas,
Water Revenue Bonds, Series 2014:
1,000 5.000%, 7/10/37 - BAM Insured 7/23 at 100.00 A1 1,022,510
1,575 5.000%, 7/10/38 - BAM Insured 7/23 at 100.00 A1 1,610,012
Bexar County, Texas, Venue Project Revenue Bonds,
Refunding Combined Venue Tax Series 2015:
1,060 5.000%, 8/15/34, (Pre-refunded 8/15/24) - AGM Insured 8/24 at 100.00 A- (4) 1,129,907
1,160 5.000%, 8/15/35, (Pre-refunded 8/15/24) - AGM Insured 8/24 at 100.00 A- (4) 1,236,502
1,500 Board of Regents of the University of Texas, Permanent University Fund
Bonds, Refunding Series 2015A, 5.000%, 7/01/28
7/24 at 100.00 AAA 1,589,580
2,000 Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2015,
5.000%, 9/01/31
9/25 at 100.00 A- 2,147,120
Bryan, Brazos County, Texas, Electric System Revenue
Bonds, Refunding Series 2012:
1,000 5.000%, 7/01/28 8/22 at 100.00 A+ 1,000,100
1,000 5.000%, 7/01/29 8/22 at 100.00 A+ 1,000,100
Central Texas Regional Mobility Authority, Revenue Bonds,
Refunding Senior Lien Series 2013A:
765 5.000%, 1/01/43, (Pre-refunded 1/01/23) 1/23 at 100.00 Baa1 (4) 775,985
1,100 5.000%, 1/01/43, (Pre-refunded 1/01/23) - AGM Insured 1/23 at 100.00 A2 (4) 1,115,796
665 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Subordinate Lien Series 2013, 5.000%, 1/01/42, (Pre-refunded 1/01/23)
1/23 at 100.00 Baa2 (4) 674,410

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010:
$ 2,945 0.000%, 1/01/36 No Opt. Call Baa1 $ 1,704,036
2,205 0.000%, 1/01/37 No Opt. Call Baa1 1,209,663
2,160 0.000%, 1/01/38 No Opt. Call Baa1 1,124,193
1,000 0.000%, 1/01/40 No Opt. Call Baa1 473,360
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A:
2,600 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 Baa1 (4) 2,841,280
3,035 5.000%, 1/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 Baa1 (4) 3,316,648
1,000 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/43
8/23 at 100.00 A- 1,027,070
Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A:
1,000 4.350%, 12/01/42 12/22 at 100.00 BBB- 1,000,050
1,000 4.400%, 12/01/47 12/22 at 100.00 BBB- 994,830
2,000 Corpus Christi, Texas, Utility System Revenue Bonds, Improvement Junior
Lien Series 2013, 5.000%, 7/15/43, (Pre-refunded 7/15/23)
7/23 at 100.00 AA- (4) 2,064,180
1,175 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 12/01/36, (Pre-refunded 12/01/24)
12/24 at 100.00 Aa2 (4) 1,264,147
1,680 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/48, (Pre-refunded 12/01/25)
12/25 at 100.00 Aa2 (4) 1,856,014
8,100 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Improvement Series 2013C, 5.125%, 11/01/43, (Pre-refunded 11/01/22),
(AMT)
11/22 at 100.00 A (4) 8,171,766
16,980 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Improvement Series 2014B, 4.500%, 11/01/45, (Pre-refunded 11/01/22),
(AMT)
11/22 at 100.00 A (4) 17,101,916
1,230 Danbury Higher Education Authority, Texas, Charter School Revenue
Bonds, John H. Wood Jr. Public Charter District, Inspire Academies,
Series 2013A, 6.000%, 8/15/28, (Pre-refunded 8/15/23)
8/23 at 100.00 N/R (4) 1,283,124
200 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BBB- 203,660
5,000 Deer Park Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/47
8/32 at 100.00 N/R 5,784,100
1,000 El Paso County Hospital District, Texas, General Obligation Bonds,
Refunding Series 2013, 5.000%, 8/15/33
8/23 at 100.00 BBB+ 1,022,950
7,760 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, First Tier Series 2013A, 5.125%, 10/01/43
10/23 at 100.00 BBB 7,931,806
11,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/49
4/30 at 100.00 A2 10,865,690
10,760 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-refunded
10/01/23)
10/23 at 100.00 AA (4) 11,189,539
5,295 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%,
10/01/48
4/28 at 100.00 AA 5,797,496
4,105 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Tender Option Bond Trust 2015-XF0228, 14.571%, 11/01/44,
(Pre-refunded 10/01/23), 144A, (IF) (5)
10/23 at 100.00 AA (4) 4,760,733

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,960 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995,
4.875%, 5/01/25, (AMT)
10/22 at 100.00 B3 $ 4,950,179
1,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System,
Refunding Series 2013A, 5.000%, 12/01/35, (Pre-refunded 12/01/22)
12/22 at 100.00 A+ (4) 1,011,720
1,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Medical Facilities Revenue Bonds, Baylor College of Medicine,
Refunding Series 2012A, 5.000%, 11/15/26, (Pre-refunded 11/15/22)
11/22 at 100.00 A (4) 1,010,190
Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015:
1,895 4.000%, 12/01/45 6/25 at 100.00 AA 1,882,986
4,480 5.000%, 12/01/45 6/25 at 100.00 AA 4,680,032
Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young
Men's Christian Association of the Greater Houston Area,
Series 2013A:
1,615 5.000%, 6/01/28 6/23 at 100.00 Baa2 1,622,574
3,000 5.000%, 6/01/38 6/23 at 100.00 Baa2 3,002,910
5,150 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2016A, 5.000%, 8/15/41
8/26 at 100.00 AA 5,581,313
5,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2018A, 4.000%, 8/15/48
2/28 at 100.00 AA 5,020,600
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Capital Appreciation Refunding Senior Lien Series
2014A:
510 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 A2 210,915
1,020 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 A2 400,085
1,255 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 A2 467,161
3,305 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 A2 1,169,111
4,460 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 A2 1,493,788
6,500 0.000%, 11/15/47 - AGM Insured 11/31 at 46.45 A2 1,957,150
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Junior Lien Series 2001H:
495 0.000%, 11/15/24 - NPFG Insured No Opt. Call BB+ 462,706
105 0.000%, 11/15/24 - NPFG Insured, (ETM) No Opt. Call Baa2 (4) 100,376
4,390 0.000%, 11/15/29 - NPFG Insured No Opt. Call BB+ 3,364,145
50 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call Baa2 (4) 41,652
625 0.000%, 11/15/30 - NPFG Insured No Opt. Call BB+ 456,725
105 0.000%, 11/15/30 - NPFG Insured, (ETM) No Opt. Call Baa2 (4) 84,364
7,570 0.000%, 11/15/31 - NPFG Insured No Opt. Call BB+ 5,266,071
210 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 BB+ 135,948
260 0.000%, 11/15/33 11/31 at 88.44 BB+ 156,572
2,045 0.000%, 11/15/34 - NPFG Insured 11/31 at 83.17 BB+ 1,147,613
1,130 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 BB+ 551,971
4,370 0.000%, 11/15/38 - NPFG Insured 11/31 at 64.91 BB+ 1,855,764
2,260 0.000%, 11/15/39 - NPFG Insured 11/31 at 60.98 BB+ 894,711
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Refunding Second Lien Series 2014C:
600 5.000%, 11/15/33 11/24 at 100.00 BBB- 622,908
400 5.000%, 11/15/34 11/24 at 100.00 BBB- 414,824
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Refunding Senior Lien Series 2014A:
1,000 5.000%, 11/15/28 11/24 at 100.00 BBB 1,050,210
1,000 5.000%, 11/15/30 11/24 at 100.00 BBB 1,046,270

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 3,440 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.000%, 11/15/41 - NPFG Insured
11/31 at 53.78 BBB $ 1,199,115
1,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 BB 536,190
1,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%,
12/01/39
12/31 at 100.00 N/R 976,700
7,570 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018A, 5.000%, 7/01/41, (AMT)
7/28 at 100.00 A 8,103,004
5,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%,
7/15/28, (AMT)
No Opt. Call B 5,197,950
380 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 B 387,501
1,885 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B- 1,960,645
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2,
5.000%, 7/15/27, (AMT)
No Opt. Call B- 1,040,250
2,000 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2012D, 5.000%, 11/15/42, (Pre-refunded 11/15/22)
11/22 at 100.00 AA (4) 2,020,680
3,000 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2018D, 5.000%, 11/15/36
11/28 at 100.00 Aa2 3,383,280
1,015 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/34
9/24 at 100.00 A 1,052,768
Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series
2001B:
3,250 0.000%, 9/01/25 - AMBAC Insured No Opt. Call A2 3,016,780
4,130 0.000%, 9/01/26 - AMBAC Insured No Opt. Call A2 3,725,343
3,130 0.000%, 9/01/30 - AMBAC Insured No Opt. Call A 2,422,745
12,030 0.000%, 9/01/31 - AMBAC Insured No Opt. Call A 8,918,320
1,470 0.000%, 9/01/32 - AMBAC Insured No Opt. Call A 1,044,641
Houston, Texas, Water and Sewerage System Revenue
Bonds, Refunding Junior Lien Series 1998A:
4,680 0.000%, 12/01/22 - AGM Insured No Opt. Call AA+ 4,654,681
12,030 0.000%, 12/01/22 - AGM Insured, (ETM) No Opt. Call AA+ (4) 11,964,557
1,360 Jacksonville Independent School District, Cherokee County, Texas,
General Obligation Bonds, School Building Series 2014, 5.000%,
2/15/39, (Pre-refunded 2/15/24)
2/24 at 100.00 Aaa (4) 1,428,231
2,675 Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/34, (Pre-refunded 8/01/24)
8/24 at 100.00 AA- (4) 2,848,126
Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding
Series 2015A:
8,000 4.000%, 8/15/37 8/25 at 100.00 AAA 8,310,080
2,275 5.000%, 8/15/40 8/25 at 100.00 AAA 2,446,535
1,750 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/35, (AMT)
11/25 at 100.00 A- 1,841,613

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 6,500 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2016, 5.000%, 5/15/46
5/26 at 100.00 A $ 6,863,610
1,350 Lubbock Independent School District, Lubbock County, Texas, General
Obligation Bonds, School Building Series 2013A, 5.000%, 2/15/43, (Pre-
refunded 2/15/23)
2/23 at 100.00 AAA (4) 1,375,731
9,180 Matagorda County Navigation District 1, Texas, Collateralized Revenue
Refunding Bonds, Houston Light and Power Company, Series 1997,
5.125%, 11/01/28 - AMBAC Insured, (AMT)
No Opt. Call A 10,387,262
McCamey County Hospital District, Texas, General
Obligation Bonds, Series 2013:
1,000 5.750%, 12/01/33 12/25 at 100.00 B1 1,032,150
3,000 6.125%, 12/01/38 12/25 at 100.00 B1 3,103,800
2,835 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
8/22 at 105.00 BB- 2,910,950
4,735 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
5.000%, 4/01/46 - AGM Insured
4/24 at 100.00 A2 4,874,067
460 North Central Texas Health Facilities Development Corporation, Hospital
Revenue Bonds, Presbyterian Healthcare System, Series 1996A, 5.750%,
6/01/26 - NPFG Insured, (ETM)
7/21 at 100.00 N/R (4) 500,540
3,860 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2013, 5.000%, 12/15/33
12/22 at 100.00 A1 3,891,034
North Texas Tollway Authority, Special Projects System
Revenue Bonds, Convertible Capital Appreciation Series
2011C:
4,030 0.000%, 9/01/43, (Pre-refunded 9/01/31) (8) 9/31 at 100.00 N/R (4) 5,113,747
8,470 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R (4) 11,285,767
7,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-refunded
1/01/25)
1/25 at 100.00 A+ (4) 7,780,220
2,500 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/36 - AGC Insured
No Opt. Call A1 1,544,925
10,260 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/40
1/23 at 100.00 A+ 10,359,009
North Texas Tollway Authority, System Revenue Bonds,
Refunding Second Tier, Series 2015A:
13,355 5.000%, 1/01/33 1/25 at 100.00 A 14,134,665
1,000 5.000%, 1/01/34 1/25 at 100.00 A 1,056,780
1,000 Nueces River Authority, Texas, Water Supply Revenue Bonds, Corpus
Christi Lake Texana Project, Refunding Series 2015, 5.000%, 7/15/26
7/25 at 100.00 AA- 1,087,500
1,425 Port of Houston Authority, Harris County, Texas, General Obligation Bonds,
Series 2010E, 0.000%, 10/01/35
No Opt. Call AA 941,569
4,000 Prosper Independent School District, Collin County, Texas, General
Obligation Bonds, Refunding Series 2015, 5.000%, 2/15/40
2/25 at 100.00 AAA 4,262,280
205 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
2/24 at 100.00 Ba1 210,160
2,500 San Antonio, Texas, Airport System Revenue Bonds, Refunding Series
2012, 5.000%, 7/01/27, (AMT)
8/22 at 100.00 A 2,505,800
2,640 San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien
Series 2015B, 5.000%, 5/15/34
5/25 at 100.00 AA 2,810,650

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien
Series 2018A, 5.000%, 5/15/48
5/28 at 100.00 AA $ 1,098,430
1,925 Stephen F. Austin State University, Texas, Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 10/15/42
10/28 at 100.00 A1 2,110,455
7,500 Tarrant County College District, Texas, General Obligation Bonds, Series
2022, 5.000%, 8/15/40
8/32 at 100.00 N/R 8,854,800
515 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.125%, 9/01/33, (Pre-refunded 9/01/23)
9/23 at 100.00 A3 (4) 534,287
2,700 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/42
4/32 at 100.00 N/R 2,736,585
1,250 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2016A, 5.000%, 11/15/32
5/26 at 100.00 AA- 1,342,363
2,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 AA 2,144,340
2,415 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call A- 2,610,953
530 Texas Private Activity Bond Surface Transportation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Refunding Senior Lien Series 2019A, 4.000%, 12/31/39
12/29 at 100.00 Baa2 521,096
19,735 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll
Lanes Project, Series 2016, 5.000%, 12/31/55, (AMT)
12/25 at 100.00 Baa3 19,963,531
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, NTE Mobility
Partners Segments 3 LLC Segments 3A & 3B Facility, Series
2013:
1,335 7.000%, 12/31/38, (AMT) 9/23 at 100.00 Baa3 1,384,355
4,040 6.750%, 6/30/43, (AMT) 9/23 at 100.00 Baa3 4,172,189
34,395 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments
3C Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 Baa3 35,384,544
Texas State, General Obligation Bonds, Texas
Transportation Commission, Highway Improvement Series
2014:
800 5.000%, 4/01/44, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R (4) 843,808
1,200 5.000%, 4/01/44, (Pre-refunded 4/01/24) 4/24 at 100.00 AAA (4) 1,265,712
2,000 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2014, 5.000%, 10/01/34, (Pre-refunded
4/01/24)
4/24 at 100.00 AAA (4) 2,109,520
Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding First Tier Series 2015B:
8,335 0.000%, 8/15/36 8/24 at 59.60 A3 4,571,164
10,960 5.000%, 8/15/37 8/24 at 100.00 A3 11,447,391
Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series
2015C:
2,100 5.000%, 8/15/33 8/24 at 100.00 Baa1 2,175,285
15,750 5.000%, 8/15/42 8/24 at 100.00 Baa1 16,181,865
10,000 Texas Transportation Commission, Highway Fund Revenue Bonds, First
Tier Series 2016A, 5.000%, 10/01/30, (UB) (5)
10/26 at 100.00 AAA 11,142,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,875 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 Baa3 $ 1,949,981
Texas Turnpike Authority, Central Texas Turnpike System
Revenue Bonds, First Tier Series 2002A:
9,980 0.000%, 8/15/23 - AMBAC Insured No Opt. Call A3 9,761,438
2,020 0.000%, 8/15/23 - AMBAC Insured, (ETM) No Opt. Call A3 (4) 1,985,619
3,830 0.000%, 8/15/24 - AMBAC Insured, (ETM) No Opt. Call A3 (4) 3,691,967
21,170 0.000%, 8/15/24 - AMBAC Insured No Opt. Call A3 20,197,027
Texas Water Development Board, State Water
Implementation Revenue Fund Bonds, Master Trust Series
2017A:
10,000 4.000%, 10/15/42, (UB) (5) 10/27 at 100.00 AAA 10,288,100
5,000 5.000%, 10/15/42 10/27 at 100.00 AAA 5,569,800
16,600 5.000%, 10/15/42, (UB) (5) 10/27 at 100.00 AAA 18,491,736
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2018B, 5.000%, 4/15/49
10/28 at 100.00 AAA 5,523,450
2,490 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Series 2018,
5.000%, 9/01/40
9/25 at 100.00 Baa2 2,559,122
1,735 Via Metropolitan Transit Advanced Transportation District, Texas, Sales
Tax Revenue Bonds, Refunding & Improvement Series 2014, 5.000%,
8/01/38, (Pre-refunded 8/01/24)
8/24 at 100.00 AA+ (4) 1,849,059
1,150 Waco Education Finance Corporation, Texas, Revenue Bonds, Baylor
University, Series 2021, 4.000%, 3/01/40
3/31 at 100.00 A+ 1,168,159
205 Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA
Mortgage-Backed Securities Program Single Family Mortgage Revenue
Bonds, Series 1994, 6.950%, 10/01/27, (AMT)
8/22 at 100.00 CC 205,629
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, Capital Appreciation Series
2015:
6,220 0.000%, 8/15/50 8/25 at 35.55 Aaa 1,975,348
780 0.000%, 8/15/50, (Pre-refunded 8/15/25) 8/25 at 35.55 Aaa (4) 260,738
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
8,000 0.000%, 8/15/45 8/25 at 44.15 Aaa 3,166,560
1,000 0.000%, 8/15/45, (Pre-refunded 8/15/25) 8/25 at 44.15 Aaa (4) 415,150
627,740 Total Texas 606,225,966
Utah - 1.6% (0.9% of Total Investments)
Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A:
15,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 A 16,027,800
12,055 5.000%, 7/01/47, (AMT) 7/27 at 100.00 A 12,806,388
4,500 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/48, (AMT)
7/28 at 100.00 A 4,828,725
9,850 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/51, (AMT)
7/31 at 100.00 N/R 10,685,871
5,795 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Hawthorn Academy Project, Series 2016, 5.000%, 10/15/46
4/26 at 100.00 AA 6,162,287
47,200 Total Utah 50,511,071
Virgin Islands - 0.3% (0.2% of Total Investments)
3,825 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R 4,094,471

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands (continued)
$ 120 Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31
8/22 at 100.00 A1 $ 120,171
1,800 Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33,
144A
9/25 at 100.00 A 1,920,474
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/27 - FGIC Insured
8/22 at 100.00 Baa2 2,031,300
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured, 144A
10/24 at 100.00 A2 2,330,854
730 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/24
8/22 at 100.00 Caa3 721,459
10,715 Total Virgin Islands 11,218,729
Virginia - 2.7% (1.6% of Total Investments)
670 Amherst Industrial Development Authority, Virginia, Revenue Bonds,
Sweet Briar College, Series 2006, 5.000%, 9/01/26
8/22 at 100.00 BB- 651,917
560 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 4.000%,
7/01/45
7/30 at 100.00 A+ 564,071
515 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (8)
7/28 at 100.00 BBB+ 525,707
1,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB) (5)
5/28 at 100.00 Aa2 1,001,170
1,000 Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, FHA-Insured Mortgage - Cedar
Ridge Project, Series 2007, 4.850%, 10/01/48, (AMT)
8/22 at 100.00 AA+ 1,003,700
12,000 Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series
2018A, 5.000%, 7/01/52, (Pre-refunded 1/01/28)
1/28 at 100.00 AA (4) 13,836,600
16,445 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 N/R 16,691,346
2,400 Henrico County Economic Development Authority, Virginia, Revenue
Bonds, Bon Secours Health System Obligated Group, Series 2013,
5.000%, 11/01/30, (Pre-refunded 11/01/22)
11/22 at 100.00 N/R (4) 2,420,232
2,300 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%,
1/01/47
1/32 at 100.00 N/R 2,242,523
6,250 Northern Virginia Transportation Commission, Transportation District
Special Obligation Revenue Bonds, Transforming Rail In Virginia
Program, Green Series 2022, 5.000%, 6/01/47
6/32 at 100.00 N/R 7,252,937
Prince William County Industrial Development Authority,
Virginia, Health Care Facilities Revenue Bonds, Novant
Health Obligated Group-Prince William Hospital, Refunding
Series 2013B:
2,000 4.000%, 11/01/33, (Pre-refunded 11/01/22) 11/22 at 100.00 AA- (4) 2,012,400
3,000 5.000%, 11/01/46, (Pre-refunded 11/01/22) 11/22 at 100.00 AA- (4) 3,026,430
6,115 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
8/22 at 100.00 B- 6,115,489
15,605 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 Baa3 16,167,248

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
$ 2,355 4.000%, 1/01/48, (AMT) 1/32 at 100.00 N/R $ 2,233,718
9,625 5.000%, 12/31/52, (AMT) 12/32 at 100.00 N/R 10,270,356
81,840 Total Virginia 86,015,844
Washington - 3.7% (2.3% of Total Investments)
2,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2014A, 5.000%, 7/01/40
7/24 at 100.00 AA- 2,089,760
2,375 Grant County Public Utility District 2, Washington, Revenue Bonds, Priest
Rapids Hydroelectric Project, Refunding Series 2015A, 5.000%, 1/01/41,
(Pre-refunded 1/01/26)
1/26 at 100.00 Aa3 (4) 2,625,301
14,380 King County Public Hospital District 2, Washington, General Obligation
Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45
12/29 at 100.00 Aa3 14,654,802
2,270 Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 5.000%,
12/01/46
6/26 at 100.00 A2 2,428,900
14,955 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/42, (AMT)
5/27 at 100.00 A+ 16,257,730
Port of Seattle, Washington, Revenue Bonds, Intermediate
Lien Series 2018A:
6,000 5.000%, 5/01/36, (AMT) 5/27 at 100.00 A+ 6,578,280
4,515 5.000%, 5/01/43, (AMT) 5/27 at 100.00 A+ 4,899,949
1,145 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/44, (AMT)
4/29 at 100.00 A+ 1,222,482
12,550 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2021C, 5.000%, 8/01/46, (AMT)
8/31 at 100.00 A+ 13,607,965
15,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 AA 15,174,750
10,000 Spokane Public Facilities District, Washington, Hotel, Motel, and Sales
Use Tax Revenue Bonds, Series 2013A, 5.000%, 5/01/43, (Pre-refunded
6/01/23)
6/23 at 100.00 BBB+ (4) 10,289,300
4,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/32
10/22 at 100.00 AA- 4,016,840
1,000 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2012A, 5.000%, 10/01/42, (Pre-refunded
10/01/22)
10/22 at 100.00 Aa2 (4) 1,005,880
11,500 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015A, 5.000%, 10/01/45, (UB)
4/25 at 100.00 Aa2 12,062,465
6,200 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Refunding Series2021B. Exchange Purchase, 3.000%,
7/01/58
7/31 at 100.00 BBB- 4,561,650
2,525 Washington State Higher Education Facilities Authority, Revenue Bonds,
Seattle University, Series 2020, 4.000%, 5/01/45
5/30 at 100.00 A 2,501,795
320 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
1/23 at 100.00 BBB- 320,128
6,480 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C, 0.000%, 6/01/24 - NPFG Insured
No Opt. Call AA+ 6,255,015
117,215 Total Washington 120,552,992

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia - 1.0% (0.6% of Total Investments)
$ 7,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
6/23 at 100.00 A (4) $ 7,233,660
15,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Series 2018A, 5.000%,
6/01/52
6/28 at 100.00 A 15,734,100
2,000 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
5.000%, 6/01/42
6/27 at 100.00 A 2,100,360
6,750 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 4.000%, 6/01/43
6/31 at 100.00 AA- 6,912,540
30,750 Total West Virginia 31,980,660
Wisconsin - 2.6% (1.6% of Total Investments)
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, First Tier Series 2018A-1:
34 0.000%, 1/01/47, 144A (6) No Opt. Call N/R 832
30 0.000%, 1/01/48, 144A (6) No Opt. Call N/R 701
29 0.000%, 1/01/49, 144A (6) No Opt. Call N/R 662
29 0.000%, 1/01/50, 144A (6) No Opt. Call N/R 604
28 0.000%, 1/01/51, 144A (6) No Opt. Call N/R 572
36 0.000%, 1/01/52, 144A (6) No Opt. Call N/R 702
36 0.000%, 1/01/53, 144A (6) No Opt. Call N/R 668
35 0.000%, 1/01/54, 144A (6) No Opt. Call N/R 617
34 0.000%, 1/01/55, 144A (6) No Opt. Call N/R 580
33 0.000%, 1/01/56, 144A (6) No Opt. Call N/R 549
1,811 5.500%, 7/01/56, 144A (6) 3/28 at 100.00 N/R 1,124,158
37 0.000%, 1/01/57, 144A (6) No Opt. Call N/R 581
36 0.000%, 1/01/58, 144A (6) No Opt. Call N/R 544
35 0.000%, 1/01/59, 144A (6) No Opt. Call N/R 510
34 0.000%, 1/01/60, 144A (6) No Opt. Call N/R 476
34 0.000%, 1/01/61, 144A (6) No Opt. Call N/R 448
33 0.000%, 1/01/62, 144A (6) No Opt. Call N/R 418
32 0.000%, 1/01/63, 144A (6) No Opt. Call N/R 394
31 0.000%, 1/01/64, 144A (6) No Opt. Call N/R 372
31 0.000%, 1/01/65, 144A (6) No Opt. Call N/R 348
33 0.000%, 1/01/66, 144A (6) No Opt. Call N/R 352
401 0.000%, 1/01/67, 144A (6) No Opt. Call N/R 3,882

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, Second Tier Series 2018B:
$ 59 0.000%, 1/01/46, 144A (6) No Opt. Call N/R $ 1,533
59 0.000%, 1/01/47, 144A (6) No Opt. Call N/R 1,425
58 0.000%, 1/01/48, 144A (6) No Opt. Call N/R 1,365
58 0.000%, 1/01/49, 144A (6) No Opt. Call N/R 1,300
57 0.000%, 1/01/50, 144A (6) No Opt. Call N/R 1,209
62 0.000%, 1/01/51, 144A (6) No Opt. Call N/R 1,275
1,606 1.000%, 7/01/51, 144A (6) 3/28 at 100.00 N/R 847,919
62 0.000%, 1/01/52, 144A (6) No Opt. Call N/R 1,197
61 0.000%, 1/01/53, 144A (6) No Opt. Call N/R 1,137
61 0.000%, 1/01/54, 144A (6) No Opt. Call N/R 1,079
60 0.000%, 1/01/55, 144A (6) No Opt. Call N/R 1,022
59 0.000%, 1/01/56, 144A (6) No Opt. Call N/R 974
59 0.000%, 1/01/57, 144A (6) No Opt. Call N/R 924
58 0.000%, 1/01/58, 144A (6) No Opt. Call N/R 875
57 0.000%, 1/01/59, 144A (6) No Opt. Call N/R 838
57 0.000%, 1/01/60, 144A (6) No Opt. Call N/R 792
56 0.000%, 1/01/61, 144A (6) No Opt. Call N/R 746
56 0.000%, 1/01/62, 144A (6) No Opt. Call N/R 710
55 0.000%, 1/01/63, 144A (6) No Opt. Call N/R 673
54 0.000%, 1/01/64, 144A (6) No Opt. Call N/R 646
54 0.000%, 1/01/65, 144A (6) No Opt. Call N/R 609
53 0.000%, 1/01/66, 144A (6) No Opt. Call N/R 563
693 0.000%, 1/01/67, 144A (6) No Opt. Call N/R 6,713
5,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/36, (Pre-
refunded 7/01/23)
7/23 at 100.00 N/R (4) 5,156,200
2,545 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1, 4.000%,
11/15/43
5/28 at 100.00 N/R 2,558,183
10,715 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aspirus, Inc. Obligated Group, Inc. Project, Series 2021, 4.000%, 8/15/46
8/31 at 100.00 N/R 10,566,597
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, PHW Muskego, Inc. Project, Series 2021:
1,690 4.000%, 10/01/41 10/28 at 102.00 N/R 1,523,687
2,000 4.000%, 10/01/61 10/28 at 102.00 N/R 1,614,240
2,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Agnesian HealthCare, Inc., Series 2017, 4.000%, 7/01/47
7/27 at 100.00 A+ 2,467,350
10,225 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A,
4.500%, 11/15/39
5/26 at 100.00 Aa2 10,501,484
1,870 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Beloit Health System, Inc., Series 2016, 4.000%, 7/01/46
7/26 at 100.00 A 1,824,615
4,220 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Children's Hospital of Wisconsin, Inc., Series 2017, 4.000%,
8/15/42
8/27 at 100.00 Aa3 4,244,729
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series
2016A:
12,440 5.000%, 2/15/42 2/26 at 100.00 A- 12,991,963
6,000 5.000%, 2/15/46 2/26 at 100.00 A- 6,253,980
1,525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/57
1/27 at 103.00 N/R 1,260,550

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 10,235 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2022A, 5.000%,
4/01/52
4/32 at 100.00 N/R $ 11,152,568
11,270 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49
12/29 at 100.00 A1 11,141,860
88,621 Total Wisconsin 85,272,500
$ 5,448,553 Total Municipal Bonds (cost $5,152,341,642) 5,286,534,160
Shares Description (1) Value
X 468,309 INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments)
X 468,309
8,812 BlackRock MuniHoldings Fund Inc $ 117,375
32,524 Invesco Quality Municipal Income Trust 350,934
Total Investment Companies (cost $530,611) 468,309
Principal
Amount (000) Description (1) Coupon (9)
Reference
Rate (9) Spread (9) Maturity (10) Ratings (3) Value
153,836 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) (9)
X 153,836
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
$ 154 Lombard Starwood Westin
Hotel Conference Center and
Hotel Project Revenue Bonds,
Term Loan(cash 7.500%, PIK
7.500%)(11)
7.500% N/A N/A 12/31/23 N/R $ 153,836
$ 154 Total Variable Rate Senior Loan Interests (cost $153,836) 153,836
Total Long-Term Investments (cost $5,153,026,089) 5,287,156,305
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.0% (0.6% of Total Investments)
X 32,225,000 MUNICIPAL BONDS - 1.0% (0.6% of Total Investments)
X 32,225,000
National - 0.2%
$ 7,100 Invesco Municipal Opportunity Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6VMO, 1.800%, 12/01/24, (AMT), 144A
(12)
No Opt. Call AA $ 7,100,000
North Carolina - 0.8%
12,625 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series
2007C, 1.890%, 1/15/37, (Mandatory Put 7/29/2022) (12)
7/22 at 100.00 AA- 12,625,000
12,500 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate
Demand Series 2007B, 1.890%, 1/15/38, (Mandatory Put 7/29/2022)
(12)
7/22 at 100.00 AA- 12,500,000
25,125 Total North Carolina 25,125,000
Total Short-Term Investments (cost $32,225,000) 32,225,000
Total Investments (cost $ 5,185,251,089 ) - 164 .9% 5,319,381,305
Floating Rate Obligations - (3.2)% (104,235,000)
Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (22.5)%(13) (727,204,238)
MuniFund Preferred Shares, net of deferred offering costs - (21.0)%(14) (678,459,724)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (19.6)%(15) (630,719,858)
Other Assets Less Liabilities -  1.4% 46,181,107
Net Assets Applicable to Common Shares - 100% $ 3,224,943,592

applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,286,189,800 $ 344,360 $ 5,286,534,160
Investment Companies 468,309 – – 468,309
Variable Rate Senior Loan Interests – 153,836 – 153,836
Short-Term Investments:
Municipal Bonds – 32,225,000 – 32,225,000
Total
$ 468,309 $ 5,318,568,636 $ 344,360 $ 5,319,381,305
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(10) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(11) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(12) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(13) Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 13.7%
(14) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.8%.
(15) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.9%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NAD
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.